                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09259

Morgan Stanley Total Market Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Item 1 - Report to Shareholders
Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended July 31, 2006

Total Return for the 12 Months Ended July 31, 2006

Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 Composite Index[1]	Lipper Multi-Cap Core Funds Index[2]
4.86%	4.15%	4.10%	5.24%	5.42%	5.07%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The broad stock market achieved a modest gain in the 12-month period ended July 31, 2006. Although conditions were generally favorable for stocks, pockets of volatility were not uncommon. In the first months of the reporting period, the 2005 Gulf Coast hurricanes caused unprecedented devastation. The subsequent spike in oil prices and shortfall in consumer spending data raised concerns about longer-term economic growth. However, the economy proved more resilient than expected, and in October and November stocks rallied on improved sentiment. December's gain was more muted as high gold prices, the auto industry's lingering troubles and a flattening yield curve weighed on the market. In addition, the Federal Open Market Committee (the ‘‘Fed’’) continued to raise the federal funds target rate, leaving investors uncertain about the potential effects on the economy.

However, the Fed's comments in its December meeting did stir positive sentiment that the rate increases may not be necessary for much longer. This fuelled a market advance in January, and higher-volatility segments of the market such as small-cap and technology stocks were the beneficiaries of this renewed optimism. Uneven performance characterized the months of February, March and April as investors digested a series of mixed signals from the economic and corporate fronts. Conditions turned volatile in May and June, as the market encountered a steep sell-off amid the Fed's sixteenth and seventeenth consecutive rate increases since June 2004. Its accompanying language did little to soothe investors seeking a respite from monetary tightening, particularly in light of an uptick in inflation and rising commodity prices. July was another choppy month, as oil prices skyrocketed to a new high and signs of a slowing economy were evident in employment, manufacturing and consumer spending data. Moreover, geopolitical tensions flared in North Korea and the Middle East. At the same time, however, inflation data was better than expected, oil prices did ease and corporate earnings still appeared generally healthy (with notable exceptions in the technology sector). Industrial production and capacity utilization data were also strong. For the period overall, value stocks outperformed growth stocks. In terms of size, large-capitalization stocks bested their mid- and small-cap counterparts.

Performance Analysis

Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index (‘‘the Index’’) for the 12 months ended

July 31, 2006, assuming no deduction of applicable sales charges. The Fund's Class A, B and C shares underperformed and Class D shares outperformed the Lipper Multi-Cap Core Funds Index for the same period, assuming no deduction of applicable sales charges.

On an absolute basis, positive performance in the Dow Jones Wilshire 5000 Composite Index and the Fund during the period was driven by the energy, telecommunication services and financial sectors. Energy stocks continued to command the largest gains, as tight supply-demand dynamics and geopolitical instability kept oil prices—and therefore energy companies' profits—soaring. After struggling for many years, the telecommunications sector saw its performance turn around during the 12-month period. Industry consolidation helped improve sentiment for this long-suffering sector. The financials sector was led by diversified financial stocks that benefited from strong performance in their investment banking and brokerage operations.

In contrast, the consumer discretionary and technology sectors were the Index's and Fund's most lagging sectors in terms of absolute performance during the period. The consumer discretionary sector suffered from weakness within the auto and retail industries, as well as a diminished outlook for consumer spending. The technology sector was hampered by difficulties in the semiconductor industry, due to several high-profile profit warnings and earnings disappointments.

Because the Dow Jones Wilshire 5000 Composite Index is market capitalization weighted (and the Fund seeks to replicate the performance attributes of the Index, before Fund fees), the overall contribution of each sector during the period was influenced by its relative size within the Index and the Fund portfolio. In terms of overall contribution, the financial and energy sectors had the largest positive impact on returns. Financial stocks' larger proportional representation within the Index led to their outperformance over energy stocks. Conversely, consumer discretionary and technology were the most significant detractors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	2.7%
General Electric Co.	2.2
Citigroup, Inc.	1.6
Bank of America Corp.	1.5
Microsoft Corp.	1.4
Pfizer, Inc.	1.2
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.2
Altria Group, Inc.	1.1
JPMorgan Chase & Co.	1.0

TOP FIVE INDUSTRIES
Pharmaceuticals: Major	4.8%
Integrated Oil	4.5
Major Banks	4.0
Industrial Conglomerates	3.8
Financial Conglomerates	3.5

Data as of July 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Dow Jones Wilshire 5000 Composite Index consists of substantially all of the stocks which are actively traded in the United States (currently, approximately 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is weighted by float-adjusted market capitalizations, currently large capitalization stocks in the Index represent approximately 85 percent of its value. The Index may include some foreign companies. The Fund will normally invest at least 80 percent of its assets in stocks included in the Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended July 31, 2006

	Class A Shares* (since 09/28/99)		Class B Shares** (since 09/28/99)		Class C Shares† (since 09/28/99)		Class D Shares†† (since 09/28/99)
Symbol	TMIAX		TMIBX		TMICX		TMIDX
1 Year	4.86%	[3]	4.15%	[3]	4.10%	[3]	5.24%	[3]
	(0.64)	[4]	(0.85)	[4]	3.10	[4]	—
5 Years	3.51	[3]	2.75	[3]	2.76	[3]	3.80	[3]
	2.40	[4]	2.38	[4]	2.76	[4]	—
Since Inception	2.13	[3]	1.36	[3]	1.36	[3]	2.39	[3]
	1.33	[4]	1.36	[4]	1.36	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Dow Jones Wilshire 5000 Composite Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Index is weighted by float-adjusted market capitalization. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on July 31, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/06 – 07/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	02/01/06	07/31/06	02/01/06 – 07/31/06
Class A
Actual (–0.45% return)	$1,000.00	$995.50	$3.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.57	$3.26
Class B
Actual (–0.82% return)	$1,000.00	$991.80	$6.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class C
Actual (–0.82% return)	$1,000.00	$991.80	$6.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class D
Actual (–0.27% return)	$1,000.00	$997.30	$1.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Fund's annualized expense ratios of 0.65%, 1.40%, 1.40% and 0.40% for Class A, Class B, Class C and Class D shares, respectievly, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.77%, 1.52%, 1.52% and 0.52% for Class A, Class B, Class C and Class D shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper. The Board considered that the Fund’s performance peer group includes funds that are actively managed, whereas the Fund is managed to replicate the results of its benchmark. The Board noted that the Fund’s performance is in line with its benchmark. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable
Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network (‘‘ECN’’), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund’s commissions are used to pay for execution services only.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser’s operations remain profitable, although increased expenses in recent years have reduced the Adviser’s profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006

NUMBER OF SHARES		VALUE
	Common Stocks (94.8%)
	Advertising/Marketing Services (0.3%)
365	Arbitron Inc.	$13,363
502	ADVO, Inc.	18,177
841	Aquantive Inc.	17,240
547	Catalina Marketing Corp.	15,901
4,343	Gemstar-TV Guide International, Inc.*	12,508
637	Getty Images, Inc.*	29,716
1,066	Harris Interactive Inc.*	6,065
910	Harte-Hanks Inc.	22,195
1,015	infoUSA, Inc.	9,663
5,149	Interpublic Group of Companies, Inc. (The)*	42,170
1,055	Lamar Advertising Co. (Class A)*	51,737
636	Nautilus Group, Inc.	7,988
171	Netratings, Inc.*	2,125
1,927	Omnicom Group, Inc.	170,559
646	R.H. Donnelley Corp.*	33,728
743	Valassis Communications, Inc.*	15,254
1,448	ValueClick, Inc.*	20,866
		489,255
	Aerospace & Defense (1.3%)
620	AAR Corp.*	14,682
1,287	Aeroflex Inc.*	13,050
452	Alliant Techsystems, Inc.*	36,223
402	Armor Holdings, Inc.*	20,767
458	Aviall, Inc.*	21,769
8,145	Boeing Co.	630,586
481	Cubic Corp.	9,649
710	Curtiss-Wright Corp.	20,633
483	DRS Technologies, Inc.	22,358
385	EDO Corp.	8,639
308	ESCO Technologies Inc.*	16,228
409	Esterline Corp.*	17,313
981	FLIR Systems, Inc.*	23,554
854	GenCorp Inc.*	12,562
3,798	General Dynamics Corp.	254,542
1,420	Goodrich Corp.	57,325
1,385	L-3 Communications Holdings, Inc.	102,005
3,922	Lockheed Martin Corp.	312,505
573	Moog Inc. (Class A)*	19,877
3,611	Northrop Grumman Corp.	$239,012
924	Orbital Sciences Corp.*	16,549
1,559	Precision Castparts Corp.	92,994
5,048	Raytheon Co.	227,513
1,923	Rockwell Collins, Inc.	102,630
97	Sequa Corp. (Class A)*	7,863
490	Teledyne Technologies Inc.*	18,698
309	Triumph Group, Inc.*	14,829
		2,334,355
	Agricultural Commodities/ Milling (0.2%)
6,764	Archer-Daniels-Midland Co.	297,616
1,383	Bunge Ltd.	75,484
1,062	Corn Products International, Inc.	35,322
438	Delta & Pine Land Co.	14,984
		423,406
	Air Freight/Couriers (0.6%)
2,028	C.H. Robinson Worldwide, Inc.	92,842
628	Con-way Inc.	31,073
405	EGL, Inc.*	17,784
2,408	Expeditors International of Washington, Inc.	109,492
3,222	FedEx Corp.	337,376
383	Forward Air Corp.	12,290
613	Pacer International, Inc.	18,298
6,994	United Parcel Service, Inc. (Class B)	481,956
600	UTI Worldwide Inc. (British Virgin Islands)	13,980
		1,115,091
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	18,772
520	Alaska Air Group, Inc.*	19,308
1,929	AMR Corp.*	42,438
1,070	Continental Airlines, Inc. (Class B)*	28,184
625	ExpressJet Holdings, Inc.*	4,275
678	Frontier Airlines Holdings, Inc.	4,393
2,182	JetBlue Airways Corp.*	23,326
615	Mesa Air Group, Inc.*	5,203
837	SkyWest, Inc.	20,297

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
8,757	Southwest Airlines Co.	$157,538
1,000	UAL Corp	26,140
477	US Airways Group Inc.*	21,794
		371,668
	Alternative Power Generation (0.0%)
1,451	Covanta Holding Corp.	25,610
1,190	Plug Power, Inc.*	4,808
		30,418
	Aluminum (0.2%)
9,855	Alcoa, Inc.	295,157
	Apparel/Footwear (0.4%)
522	Brown Shoe Co., Inc.	16,902
4,321	Coach, Inc.*	124,056
269	Columbia Sportswear Co.*	13,375
766	Finish Line, Inc. (Class A)	9,422
255	Guess ? Inc.*	10,863
1,386	Jones Apparel Group, Inc.	41,026
290	Kellwood Co.	7,670
158	Kenneth Cole Productions, Inc. (Class A)	3,806
337	K-Swiss, Inc. (Class A)	9,426
1,176	Liz Claiborne, Inc.	41,572
1,988	NIKE, Inc. (Class B)	157,052
314	Oxford Industries, Inc.	11,134
592	Phillips-Van Heusen Corp.	21,034
716	Polo Ralph Lauren Corp.	40,841
1,593	Quiksilver, Inc.	20,629
761	Russell Corp.	13,706
770	Stride Rite Corp.	9,748
776	Timberland Co. (Class A)*	19,982
984	V.F. Corp.	66,735
943	Wolverine World Wide, Inc.	23,990
		662,969
	Apparel/Footwear Retail (0.6%)
1,048	Abercrombie & Fitch Co. (Class A)	55,502
799	Aeropostale*	22,140
1,539	American Eagle Outfitters, Inc.	50,572
824	AnnTaylor Stores Corp.*	33,833
295	bebe stores, inc.	4,567
142	Buckle (The), Inc.	5,637
594	Cato Corp. (The) (Class A)	14,446
1,617	Charming Shoppes, Inc.*	$16,671
2,156	Chico's FAS, Inc.*	48,833
320	Children's Place Retail Stores, Inc. (The)*	17,862
443	Christopher & Banks Corp.	12,488
595	Dress Barn, Inc.*	12,840
1,938	Foot Locker, Inc.	52,655
6,865	Gap, Inc. (The)	119,108
575	Gymboree Corp. (The)*	19,274
946	Hot Topic, Inc.*	13,916
3,803	Limited Brands, Inc.	95,683
593	Men's Wearhouse, Inc. (The)	18,448
2,622	Nordstrom, Inc.	89,935
1,100	Pacific Sunwear of California, Inc.*	18,348
975	Payless ShoeSource, Inc.*	25,233
1,731	Ross Stores, Inc.	43,085
323	Stage Stores, Inc.	9,580
437	Stein Mart, Inc.	5,633
421	Talbot's, Inc. (The)	8,685
5,174	TJX Companies, Inc. (The)	126,090
558	Tween Brands Inc.*	20,769
1,486	Urban Outfitters, Inc.*	21,681
		983,514
	Auto Parts: O.E.M. (0.3%)
726	American Axle & Manufacturing Holdings, Inc.	11,892
810	ArvinMeritor, Inc.	13,333
715	BorgWarner, Inc.	42,900
1,701	Eaton Corp.	109,034
2,185	Gentex Corp.	29,148
2,241	Johnson Controls, Inc.	172,019
984	Lear Corp.	22,209
796	MascoTech, Inc. (Escrow) (a)	0
531	Modine Manufacturing Co.	12,516
125	Proliance International Inc.*	546
226	Sauer-Danfoss, Inc.	5,535
356	Superior Industries International, Inc.	6,483
2,029	Visteon Corp.*	14,487
		440,102

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
	Automotive Aftermarket (0.0%)
213	Bandag, Inc.	$7,344
464	Barnes Group, Inc.	7,893
729	CLARCOR Inc.	20,725
2,469	Goodyear Tire & Rubber Co. (The)*	27,159
		63,121
	Beverages: Alcoholic (0.3%)
8,283	Anheuser-Busch Companies, Inc.	398,826
702	Brown-Forman Corp. (Class B)	51,562
2,303	Constellation Brands Inc. (Class A)*	56,331
776	Molson Coors Brewing Co. (Class B)	55,445
		562,164
	Beverages: Non-Alcoholic (0.7%)
24,719	Coca-Cola Co. (The)	1,099,995
2,931	Coca-Cola Enterprises Inc.	62,899
500	Hansen Natural Corp.	22,995
1,577	Pepsi Bottling Group, Inc. (The)	52,435
987	PepsiAmericas, Inc.	22,306
		1,260,630
	Biotechnology (1.8%)
618	Adolor Corp.*	14,789
940	Affymetrix, Inc.*	20,276
426	Alexion Pharmaceuticals, Inc.*	14,637
1,286	Alkermes, Inc.*	22,068
13,323	Amgen Inc.*	929,146
1,201	Amylin Pharmaceuticals, Inc.*	58,609
771	Antigenics Inc.*	1,365
1,200	Applera Corp. – Celera Genomics Group*	16,200
887	ARIAD Pharmaceuticals, Inc.*	3,699
3,866	Biogen Idec Inc.*	162,836
1,390	BioMarin Pharmaceutical, Inc.*	20,308
1,579	Bruker BioSciences Corp.*	9,221
3,889	Celgene Corp.*	$186,244
767	Cell Genesys, Inc.*	3,766
728	Cephalon, Inc.*	47,859
963	Charles River Laboratories International, Inc.*	34,186
563	Ciphergen Biosystem, Inc.*	586
778	Cubist Pharmaceuticals, Inc.*	17,832
689	CV Therapeutics, Inc.*	8,440
859	Dendreon Corp.*	3,977
823	Discovery Laboratories, Inc.*	1,473
834	Diversa Corp.*	7,806
857	Enzo Biochem, Inc.*	11,047
1,101	Enzon Pharmaceuticals, Inc.*	8,819
1,389	Exelixis, Inc.*	12,362
5,238	Genentech, Inc.*	423,335
624	Gen-Probe Inc.*	32,417
1,542	Genta Inc.*	2,436
2,917	Genzyme Corp.*	199,173
647	Geron Corp.*	4,134
5,228	Gilead Sciences, Inc.*	321,417
2,067	Human Genome Sciences, Inc.*	20,071
832	ICOS Corp.*	19,003
970	ImClone Systems, Inc.*	31,525
974	Immunomedics, Inc.*	1,987
1,404	Incyte Corp.*	5,981
713	InterMune Inc.*	11,387
625	Invitrogen Corp.*	38,619
1,222	Lexicon Genetics Inc.*	5,389
532	Martek Biosciences Corp.*	14,859
677	Maxygen Inc.*	5,199
1,513	Medarex, Inc.*	14,147
736	Medicines Company (The)*	15,419
2,948	MedImmune, Inc.*	74,820
1,174	MGI Pharma, Inc.*	17,152
3,784	Millennium Pharmaceuticals, Inc.*	37,159
676	Millipore Corp.*	42,351
527	Myriad Genetics, Inc.*	12,975
899	Nabi Biopharmaceuticals*	4,567
533	Neurocrine Biosciences, Inc.*	4,930
862	NPS Pharmaceuticals, Inc.*	3,362

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
569	Onyx Pharmaceuticals, Inc.*	$8,939
805	OSI Pharmaceuticals Inc.*	26,879
1,453	PDL BioPharma Inc.	26,168
1,018	Regeneron Pharmaceuticals, Inc.*	13,906
864	SciClone Pharmaceuticals, Inc.*	1,832
690	SuperGen, Inc.*	2,298
396	Tanox, Inc.*	5,647
486	Techne Corp.*	24,149
700	Telik, Inc.*	11,872
456	Trimeris, Inc.*	4,332
1,148	Vertex Pharmaceuticals Inc.*	38,481
1,495	XOMA Ltd.*	2,556
660	ZymoGenetics, Inc.*	12,454
		3,160,878
	Broadcasting (0.3%)
430	Citadel Broadcasting Corp.	3,986
5,279	Clear Channel Communications, Inc.	152,827
450	Cox Radio, Inc. (Class A)*	6,592
1,046	Cumulus Media, Inc. (Class A)*	9,937
521	Emmis Communications Corp. (Class A)*	7,721
644	Entercom Communications Corp. (Class A)*	16,325
904	Entravision Communications Corp. (Class A)*	7,033
168	Fisher Communications, Inc.*	6,802
855	Gray Television, Inc.	5,746
502	Hearst-Argyle Television, Inc.	10,040
567	Lin TV Corp. (Class A)*	3,731
1,445	Radio One, Inc. (Class A)*	10,332
350	Salem Communications Corp.	4,245
1,191	Sinclair Broadcast Group, Inc. (Class A)*	10,028
14,367	Sirius Satellite Radio Inc.*	60,341
721	Spanish Broadcasting System, Inc. (Class A)*	3,324
2,729	Univision Communications, Inc. (Class A)*	91,149
1,349	Westwood One, Inc.	$8,984
2,871	XM Satellite Radio Holdings Inc. (Class A)*	33,304
		452,447
	Building Products (0.1%)
1,917	American Standard Companies, Inc.	74,054
577	Griffon Corp.*	13,052
781	Lennox International Inc.	17,815
4,488	Masco Corp.	119,964
448	Simpson Manufacturing Co., Inc.	12,544
345	Watsco, Inc.	15,290
		252,719
	Cable/Satellite TV (0.7%)
2,206	Cablevision Systems New York Group (Class A)*	49,083
5,774	Charter Communications, Inc. (Class A)*	7,622
22,778	Comcast Corp. (Class A)*	783,108
9,526	DIRECTV Group, Inc. (The)*	162,418
2,527	EchoStar Communications Corp. (Class A)*	88,571
5,192	Liberty Global Inc. (Class A)*	113,445
1,011	Mediacom Communications Corp. (Class A)*	6,369
		1,210,616
	Casino/Gaming (0.4%)
434	Ameristar Casinos, Inc.	8,181
434	Aztar Corp.*	22,455
575	Bally Technologies Inc.*	9,464
676	Boyd Gaming Corp.	22,673
258	Churchill Downs Inc.	9,992
1,424	GTECH Holdings Corp.	47,975
2,131	Harrah's Entertainment, Inc.	128,094
3,802	International Game Technology	146,985
272	Isle of Capri Casinos, Inc.*	6,427
357	Kerzner International Ltd. (Bahamas)*	28,560
1,183	Las Vegas Sands Corp.*	73,381
1,451	MGM Mirage*	51,569
512	Multimedia Games, Inc.*	5,012

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
912	Penn National Gaming, Inc.*	$30,160
455	Shuffle Master, Inc.*	13,263
526	Station Casinos, Inc.	28,856
869	Wynn Resorts, Ltd.*	55,625
		688,672
	Catalog/Specialty Distribution (0.1%)
902	Insight Enterprises, Inc.*	15,280
7,913	Liberty Media Holding Corp. – Interactive*	130,327
701	Valuevision Media Inc. (Class A)*	7,543
		153,150
	Chemicals: Agricultural (0.2%)
6,114	Monsanto Co.	262,841
657	Scotts Miracle – Gro Company (The) (Class A)	25,774
1,710	The Mosaic Company*	26,830
		315,445
	Chemicals: Major Diversified (0.6%)
797	Cabot Corp.	26,516
10,905	Dow Chemical Co. (The)	377,095
10,395	Du Pont (E.I.) de Nemours & Co.	412,266
920	Eastman Chemical Co.	45,660
1,555	Hercules Inc.*	21,614
1,731	Rohm & Haas Co.	79,834
		962,985
	Chemicals: Specialty (0.5%)
2,347	Air Products & Chemicals, Inc.	150,044
947	Airgas, Inc.	34,329
490	Albemarle Corp.	24,706
439	Arch Chemicals, Inc.	15,558
803	Ashland Inc.	53,408
324	Cambrex Corp.	6,904
3,317	Chemtura Corp.	28,559
538	Cytec Industries, Inc.	28,735
505	FMC Corp.	31,153
689	Georgia Gulf Corp.	17,542
114	Kronos Worldwide, Inc.	3,232
828	Lubrizol Corp. (The)	35,414
2,729	Lyondell Chemical Co.	60,775
133	NL Industries, Inc.	1,282
554	OM Group, Inc.*	$19,456
1,684	Polyone Corp.*	14,061
3,675	Praxair, Inc.	201,537
576	Schulman (A.), Inc.	12,603
721	Sensient Technologies Corp.	14,377
712	Sigma-Aldrich Corp.	49,484
288	Tronox Inc. (Class B)	3,787
214	Valhi, Inc.	5,500
		812,446
	Coal (0.2%)
1,461	Arch Coal, Inc.	55,430
2,129	CONSOL Energy, Inc.	87,630
200	Foundation Coal Holdings, Inc.	7,628
1,111	Massey Energy Co.	29,686
2,990	Peabody Energy Corp.	149,201
		329,575
	Commercial Printing/Forms (0.1%)
409	Banta Corp.	14,450
659	Bowne & Co., Inc.	9,140
721	Deluxe Corp.	12,257
2,600	Donnelley (R.R.) & Sons Co.	75,894
447	Harland (John H.) Co.	17,572
552	Standard Register Co.	6,790
		136,103
	Computer Communications (0.9%)
5,027	3Com Corp.*	23,828
1,375	Adaptec, Inc.*	6,050
5,504	Avaya Inc.*	50,967
597	Avocent Corp.*	15,271
3,314	Brocade Communications Systems, Inc.*	20,746
69,495	Cisco Systems, Inc.*	1,240,486
528	Echelon Corp.*	4,213
1,187	Emulex Corp.*	17,674
2,862	Extreme Networks, Inc.*	10,904
526	F5 Networks, Inc.*	24,375
901	FalconStor Software, Inc.*	6,127
4,052	Finisar Corp.*	11,346
1,813	Foundry Networks, Inc.*	18,783
539	Ixia*	4,997
6,564	Juniper Networks, Inc.*	88,286
2,450	McDATA Corp. (Class A)*	7,840
1,940	MRV Communications, Inc.*	4,617

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
552	NETGEAR, Inc.*	$10,681
2,073	QLogic Corp.*	36,257
		1,603,448
	Computer Peripherals (0.4%)
1,023	Advanced Digital Information Corp.*	12,337
608	Avid Technology, Inc.*	21,426
809	Dot Hill Systems Corp.*	2,565
768	Electronics for Imaging, Inc.*	15,498
26,732	EMC Corp.*	271,330
453	Imation Corp.	18,446
1,190	Lexmark International, Inc. (Class A)*	64,319
4,348	Network Appliance, Inc.*	129,092
3,204	Quantum Corp. – DLT & Storage Systems*	6,889
257	SafeNet, Inc.*	4,379
5,947	Seagate Technology (Cayman Islands)*	137,970
6,106	Seagate Technology (Escrow) (a)	0
417	Sonic Solutions*	5,926
2,614	Western Digital Corp.*	45,850
1,016	Zebra Technologies Corp. (Class A)*	31,852
		767,879
	Computer Processing Hardware (1.4%)
9,588	Apple Computer, Inc.*	651,600
338	Cray Inc.*	4,681
22,689	Dell Inc.*	491,898
302	Gateway, Inc.*	483
31,519	Hewlett-Packard Co.	1,005,771
2,057	NCR Corp.*	66,112
1,238	Palm, Inc.*	18,459
39,521	Sun Microsystems, Inc.*	171,916
		2,410,920
	Construction Materials (0.1%)
553	AMCOL International Corp.	12,813
685	Eagle Materials Inc.	24,633
381	ElkCorp.	9,502
746	Florida Rock Industries, Inc.	28,393
547	Martin Marietta Materials, Inc.	44,044
412	Texas Industries, Inc.	$20,345
392	Trex Co., Inc.*	11,054
472	USG Corp.*	21,882
1,014	Vulcan Materials Co.	67,908
		240,574
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	14,825
597	Blyth Industries, Inc.	10,430
351	Central Garden & Pet Co.*	13,879
507	Oakley, Inc.	8,213
498	Yankee Candle Co., Inc. (The)	12,106
		59,453
	Containers/Packaging (0.3%)
466	Aptargroup, Inc.	23,999
1,198	Ball Corp.	45,883
1,365	Bemis Company, Inc.	41,905
543	Caraustar Industries, Inc.*	3,834
2,125	Crown Holdings, Inc.*	35,403
240	Greif, Inc.	16,610
644	Myers Industries, Inc.	10,716
1,851	Owens-Illinois, Inc.*	28,006
1,101	Packaging Corp. of America	25,246
1,728	Pactiv Corp.*	42,353
681	Rock-Tenn Co. (Class A)	11,706
921	Sealed Air Corp.	43,508
370	Silgan Holdings, Inc.	13,694
3,107	Smurfit-Stone Container Corp.*	31,443
1,226	Sonoco Products Co.	39,882
1,255	Temple-Inland Inc.	53,388
		467,576
	Contract Drilling (0.6%)
738	Diamond Offshore Drilling, Inc.	58,250
1,748	ENSCO International Inc.	80,793
2,748	GlobalSantaFe Corp.	150,948
2,638	Grey Wolf, Inc.*	20,207
1,288	Helmerich & Payne, Inc.	35,652
3,503	Nabors Industries, Ltd. (Bermuda)*	123,726
1,524	Noble Corp. (Cayman Islands)	109,347
2,076	Patterson-UTI Energy, Inc.	58,792
1,833	Pride International, Inc.*	54,752

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,362	Rowan Companies, Inc.	$46,131
869	Todco (Class A)	33,118
3,689	Transocean Inc. (Cayman Islands)*	284,901
		1,056,617
	Data Processing Services (0.8%)
1,073	Acxiom Corp.	26,267
1,272	Affiliated Computer Services, Inc. (Class A)*	64,783
759	Alliance Data Systems Corp.*	38,952
6,515	Automatic Data Processing, Inc.	285,096
1,623	BISYS Group, Inc. (The)*	19,930
1,835	Ceridian Corp.*	44,058
949	CheckFree Corp.*	42,230
2,088	Computer Sciences Corp.*	109,390
1,839	Convergys Corp.*	35,088
787	CSG Systems International, Inc.*	20,493
691	DST Systems, Inc.*	38,910
563	eFunds Corp.*	11,840
524	Euronet Worldwide, Inc.*	13,315
873	Fidelity National Information Services, Inc.	31,201
8,633	First Data Corp.	352,658
1,985	Fiserv, Inc.*	86,665
1,033	Global Payments Inc.	43,944
643	Hewitt Associates, Inc.*	14,448
500	NeuStar, Inc. (Class A)*	15,430
3,808	Paychex, Inc.	130,157
672	Total System Services, Inc.	14,125
792	Tyler Technologies, Inc.*	9,520
		1,448,500
	Department Stores (0.4%)
981	Dillard's, Inc. (Class A)	29,459
6,285	Federated Department Stores, Inc.	220,666
3,473	Kohl's Corp.*	196,676
2,308	Penney (J.C.) Co., Inc.	145,312
1,705	Saks, Inc.*	27,519
		619,632
	Discount Stores (1.4%)
786	99 Cents Only Stores*	$8,135
1,755	Big Lots, Inc.*	28,361
999	BJ's Wholesale Club, Inc.*	28,452
5,334	Costco Wholesale Corp.	281,422
3,572	Dollar General Corp.	47,936
1,394	Dollar Tree Stores, Inc.*	37,080
1,721	Family Dollar Stores, Inc.	39,101
628	Fred's, Inc.	7,530
1,102	Sears Holdings Corp.*	151,250
8,917	Target Corp.	409,469
29,183	Wal-Mart Stores, Inc.	1,298,643
		2,337,379
	Drugstore Chains (0.5%)
9,152	CVS Corp.	299,453
364	Longs Drug Stores Corp.	14,968
6,189	Rite Aid Corp.*	26,118
11,435	Walgreen Co.	534,929
		875,468
	Electric Utilities (3.0%)
7,412	AES Corp. (The)*	147,202
1,880	Allegheny Energy, Inc.*	77,174
425	Allete Inc.	19,728
1,366	Alliant Energy, Inc.	49,422
2,379	Ameren Corp.	122,518
4,449	American Electric Power Co., Inc.	160,698
3,662	Aquila, Inc.*	16,259
796	Avista Corp.	19,884
533	Black Hills Corp.	19,097
3,338	CenterPoint Energy, Inc.	45,864
308	CH Energy Group, Inc.	15,274
812	Cleco Corp.	20,073
2,708	CMS Energy Corp.*	37,939
2,773	Consolidated Edison, Inc.	129,971
2,113	Constellation Energy Group, Inc.	122,364
3,924	Dominion Resources, Inc.	307,956
1,424	DPL, Inc.	39,530
2,087	DTE Energy Co.	88,322
13,610	Duke Energy Corp.	412,655
1,259	Duquesne Light Holdings Co.	24,513
3,381	Edison International	139,906
822	El Paso Electric Co.*	18,018

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
445	Empire District Electric Co. (The)	$9,910
1,818	Energy East Corp.	44,232
2,325	Entergy Corp.	179,257
7,576	Exelon Corp.	438,650
3,727	FirstEnergy Corp.	208,712
4,296	FPL Group, Inc.	185,329
1,068	Great Plains Energy Inc.	31,324
1,153	Hawaiian Electric Industries, Inc.	33,045
519	IDACORP, Inc.	19,348
350	MGE Energy Inc.	11,368
3,390	Mirant Corp.*	90,072
1,842	Northeast Utilities	41,261
1,047	NRG Energy, Inc.*	51,565
1,333	NSTAR	41,550
1,017	OGE Energy Corp.	38,493
422	Otter Tail Power Co.*	12,517
2,239	Pepco Holdings, Inc.	54,855
3,902	PG&E Corp.	162,635
1,237	Pinnacle West Capital Corp.	53,203
980	PNM Resources Inc.	26,274
4,295	PPL Corp.	146,116
2,844	Progress Energy, Inc.	123,856
2,812	Public Service Enterprise Group, Inc.	189,613
1,563	Puget Energy, Inc.	34,714
3,677	Reliant Energy, Inc.*	46,257
1,301	SCANA Corp.	52,027
1,583	Sierra Pacific Resources*	22,874
8,393	Southern Co. (The)	283,516
2,405	TECO Energy, Inc.	38,336
5,160	TXU Corp.	331,427
380	UIL Holdings Corp.	13,235
425	UniSource Energy Corp.	14,178
1,227	Westar Energy, Inc.	28,344
1,377	Wisconsin Energy Corp.	58,109
634	WPS Resources Corp.	32,695
4,779	Xcel Energy, Inc.	95,771
		5,279,035
	Electrical Products (0.5%)
700	Acuity Brands, Inc.	30,611
2,165	American Power Conversion Corp.	36,545
527	Baldor Electric Co.	$15,599
563	Belden CDT Inc.	18,269
499	C&D Technologies, Inc.	3,543
1,107	Cooper Industries Ltd. (Class A) (Bermuda)	95,379
4,641	Emerson Electric Co.	366,268
699	Energizer Holdings, Inc.*	44,477
507	Energy Conversion Devices, Inc.*	17,061
273	Franklin Electric Co., Inc.	12,987
399	Genlyte Group Inc. (The)*	27,750
366	Greatbatch, Inc.*	8,971
687	Hubbell, Inc. (Class B)*	32,289
426	Littelfuse, Inc.*	14,390
1,508	Molex Inc.	47,834
1,898	Power-One, Inc.*	11,995
634	Spectrum Brands, Inc.*	4,292
805	Thomas & Betts Corp.*	38,101
		826,361
	Electronic Components (0.3%)
1,102	Amphenol Corp. (Class A)	61,800
928	AVX Corp.	14,050
778	Benchmark Electronics, Inc.*	18,929
1,089	Cree, Inc.*	21,486
675	CTS Corp.	9,727
428	Hutchinson Technology Inc.*	7,725
2,085	Jabil Circuit, Inc.	48,163
1,586	Kemet Corp.*	13,275
1,357	Kopin Corp.*	4,505
1,801	MEMC Electronic Materials, Inc.*	54,786
696	Methode Electronics, Inc.	5,568
682	OmniVision Technologies, Inc.*	12,958
386	Park Electrochemical Corp.	9,507
572	Plexus Corp.*	14,254
2,187	SanDisk Corp.*	102,045
7,276	Sanmina-SCI Corp.*	25,175
11,915	Solectron Corp.*	35,983
126	Superconductor Technologies Inc.*	178
607	Technitrol, Inc.	15,041
783	TTM Technologies, Inc.*	8,644

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
307	Vicor Corp.	$3,515
2,320	Vishay Intertechnology, Inc.*	32,550
		519,864
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	28,612
1,388	Arrow Electronics, Inc.*	39,225
1,667	Avnet, Inc.*	30,339
794	CDW Corp.	46,910
1,737	Ingram Micro Inc. (Class A)*	30,623
2,228	Safeguard Scientifics, Inc.*	4,501
478	ScanSource, Inc.*	14,220
850	Tech Data Corp.*	31,603
		226,033
	Electronic Equipment/ Instruments (0.5%)
4,971	Agilent Technologies, Inc.*	141,375
640	Checkpoint Systems, Inc.*	10,560
588	Coherent, Inc.*	18,851
829	Diebold, Inc.	33,492
243	Dionex Corp.*	13,450
267	DTS, Inc.*	4,972
1,580	Identix Inc.*	12,514
682	Intermec Inc.	16,641
400	Itron, Inc.*	18,616
19,285	JDS Uniphase Corp.*	41,077
508	Kronos, Inc.*	14,737
413	Mercury Computer Systems, Inc.*	5,551
757	National Instruments Corp.	21,007
605	Newport Corp.*	11,029
762	Paxar Corp.*	14,036
1,859	Rockwell Automation, Inc.	115,221
525	SeaChange International, Inc.*	3,475
3,218	Symbol Technologies, Inc.	35,559
1,212	Tektronix, Inc.	33,051
1,865	Thermo Electron Corp.*	69,024
377	Varian, Inc.*	16,957
10,377	Xerox Corp.*	146,212
		797,407
	Electronic Production Equipment (0.5%)
630	Advanced Energy Industries, Inc.*	8,152
1,502	Amkor Technology, Inc.*	$9,282
17,927	Applied Materials, Inc.	282,171
766	Asyst Technologies, Inc.*	5,339
560	ATMI, Inc.*	14,879
1,831	Axcelis Technologies, Inc.*	10,125
1,290	Brooks Automation Inc.*	14,564
3,361	Cadence Design Systems, Inc.*	54,415
685	Cognex Corp.	16,166
414	Cohu, Inc.	6,285
1,232	Credence Systems Corp.*	3,474
499	Cymer, Inc.*	19,521
544	Electro Scientific Industries, Inc.*	9,564
1,687	Entegris Inc.*	15,942
427	FEI Co.*	9,300
477	FormFactor Inc.*	20,449
2,254	KLA-Tencor Corp.	95,096
977	Kulicke & Soffa Industries, Inc.*	7,220
1,631	Lam Research Corp.*	67,833
967	LTX Corp.*	5,222
878	Mattson Technology, Inc.*	7,147
1,457	Mentor Graphics Corp.*	20,077
588	MKS Instruments, Inc.*	12,154
1,438	Novellus Systems, Inc.*	36,396
316	Photon Dynamics, Inc.*	3,356
525	Photronics, Inc.*	7,334
1,922	Synopsys, Inc.*	34,404
2,504	Teradyne, Inc.*	32,903
736	Tessera Technologies, Inc.*	23,162
446	Ultratech Stepper, Inc.*	6,752
783	Varian Semiconductor Equipment Associates, Inc.*	24,821
319	Veeco Instruments, Inc.*	7,107
		890,612
	Electronics/Appliance Stores (0.2%)
4,490	Best Buy Co., Inc.	203,577
683	Blockbuster, Inc. (Class A)	2,793
2,154	Circuit City Stores – Circuit City Group	52,773
658	Movie Gallery, Inc.	3,343
1,867	RadioShack Corp.	30,189
		292,675

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances (0.1%)
3,436	Eastman Kodak Co.	$76,451
727	Harman International Industries, Inc.	58,305
551	Helen of Troy Ltd.*	9,879
918	Whirlpool Corp.	70,860
		215,495
	Engineering & Construction (0.2%)
486	Dycom Industries, Inc.*	8,743
484	EMCOR Group, Inc.*	24,936
981	Fluor Corp.	86,161
600	Foster Wheeler Ltd. (Bermuda)	22,884
531	Granite Construction Inc.	23,093
516	Insituform Technologies, Inc. (Class A)*	11,120
674	Jacobs Engineering Group, Inc.*	55,935
1,182	McDermott International, Inc.*	53,828
1,531	Quanta Services, Inc.*	24,435
1,037	Shaw Group Inc. (The)*	21,456
636	URS Corp.*	25,186
		357,777
	Environmental Services (0.2%)
2,952	Allied Waste Industries, Inc.*	29,992
1,475	Newpark Resources, Inc.*	9,042
1,433	Republic Services, Inc.	57,549
1,043	Tetra Tech, Inc.*	16,719
665	Waste Connections, Inc.*	24,858
6,235	Waste Management, Inc.	214,359
		352,519
	Finance/Rental/Leasing (1.3%)
144	Amerco*	12,701
1,505	AmeriCredit Corp.*	37,008
3,384	Capital One Financial Corp.	261,752
1,406	CapitalSource, Inc.	33,168
504	Cash American International, Inc.	17,262
806	CharterMac L.P.	15,604
2,257	CIT Group, Inc.	103,619
299	CompuCredit Corp.*	9,768
6,866	Countrywide Financial Corp.	246,009
281	Dollar Thrifty Automotive Group, Inc.*	$12,578
1,578	Doral Financial Corp. (Puerto Rico)	8,079
10,936	Fannie Mae	523,944
543	Financial Federal Corp.	14,590
7,803	Freddie Mac	451,482
959	Fremont General Corp.	17,022
601	GATX Corp.	23,553
124	Great Lakes Bancorp Inc.*	1,742
820	IndyMac Bancorp, Inc.	34,645
500	Mastercard Inc. Class A*	22,935
506	NCO Group, Inc.*	13,384
477	Ocwen Financial Corp.*	6,621
700	PHH Corp.	17,507
687	Ryder System, Inc.	34,625
4,665	SLM Corp.	234,649
71	Student Loan Corp. (The)	12,762
947	United Rentals, Inc.*	26,440
		2,193,449
	Financial Conglomerates (3.5%)
12,477	American Express Co.	649,553
56,170	Citigroup, Inc.	2,713,573
1,770	Conseco Inc.*	40,356
39,259	JPMorgan Chase & Co.	1,790,996
2,016	Leucadia National Corp.	55,500
468	National Financial Partners Corp.	21,079
3,165	Principal Financial Group, Inc.	170,910
5,582	Prudential Financial, Inc.	438,968
3,760	State Street Corp.	225,826
25	Wesco Financial Corp.	9,875
		6,116,636
	Financial Publishing/Services (0.3%)
365	Advent Software, Inc.*	11,395
752	Dun & Bradstreet Corp.*	50,173
1,581	Equifax, Inc.	51,035
553	FactSet Research Systems Inc.	24,277
632	Interactive Data Corp.*	11,888
4,042	McGraw-Hill Companies, Inc. (The)	227,565
2,797	Moody's Corp.	153,499

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
893	SEI Investments Co.	$43,632
21	Value Line, Inc.	851
		574,315
	Food Distributors (0.1%)
583	Performance Food Group Co.*	16,248
7,009	SYSCO Corp.	193,448
539	United Natural Foods, Inc.*	16,245
		225,941
	Food Retail (0.3%)
771	Casey's General Stores, Inc.	17,448
7,664	Kroger Co.	175,736
624	Ruddick Corp.	15,276
5,043	Safeway Inc.	141,607
2,401	Supervalu, Inc.	65,091
137	Weis Markets, Inc.	5,431
1,567	Whole Foods Market, Inc.	90,118
584	Wild Oats Markets, Inc.*	10,448
		521,155
	Food: Major Diversified (1.3%)
2,886	Campbell Soup Co.	105,858
5,863	ConAgra Foods Inc.	126,054
2,759	Del Monte Foods Co.*	28,914
4,015	General Mills, Inc.	208,379
3,611	Heinz (H.J.) Co.	151,554
2,842	Kellogg Co.	136,899
3,048	Kraft Foods Inc. (Class A)	98,755
18,768	PepsiCo, Inc.	1,189,516
8,589	Sara Lee Corp.	145,154
525	TreeHouse Foods, Inc.*	12,579
		2,203,662
	Food: Meat/Fish/Dairy (0.1%)
1,574	Dean Foods Co.*	59,072
901	Hormel Foods Corp.	33,995
537	Pilgrim's Pride Corp. (Class B)	13,726
379	Sanderson Farms, Inc.	9,820
1,189	Smithfield Foods, Inc.*	33,827
2,880	Tyson Foods, Inc. (Class A)	40,752
		191,192
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	$2,825
779	Chiquita Brands International, Inc.	10,470
104	Farmer Brothers Co.	2,182
807	Flowers Foods Inc.	22,983
448	Fresh Del Monte Produce, Inc.	7,526
490	Hain Celestial Group, Inc.*	10,584
1,887	Hershey Co. (The)	103,728
454	Lancaster Colony Corp.	17,397
567	Lance, Inc.	13,512
1,410	McCormick & Co., Inc. (Non-Voting)	49,435
995	NBTY, Inc.*	29,382
355	Ralcorp Holdings, Inc.*	14,796
751	Smucker (J.M.) Co.	33,517
442	Tootsie Roll Industries, Inc.	12,000
795	Topps Co., Inc. (The)	6,495
2,676	Wrigley (Wm.) Jr. Co.	122,721
		459,553
	Forest Products (0.1%)
1,401	Louisiana-Pacific Corp.	28,020
346	Universal Forest Products, Inc.	17,573
2,710	Weyerhaeuser Co.	158,969
		204,562
	Gas Distributors (0.6%)
996	AGL Resources, Inc.	38,864
1,187	Atmos Energy Corp.	34,150
4,538	Dynegy, Inc. (Class A)*	25,549
863	Energen Corp.	36,781
500	Energy Transfer Partners LP	22,000
1,352	Equitable Resources, Inc.	48,686
2,018	KeySpan Corp.	81,265
372	Laclede Group, Inc. (The)	12,362
2,085	MDU Resources Group, Inc.	51,395
970	National Fuel Gas Co.	36,026
336	New Jersey Resources Corp.	16,776
632	Nicor Inc.	27,694
3,232	NiSource, Inc.	73,528
502	Northwest Natural Gas Co.	19,061
1,218	ONEOK, Inc.	45,322

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
465	Peoples Energy Corp.	$19,628
1,033	Piedmont Natural Gas Co., Inc.	26,589
1,012	Questar Corp.	89,663
2,588	Sempra Energy	124,897
490	South Jersey Industries, Inc.	14,538
1,408	Southern Union Co.*	38,213
642	Southwest Gas Corp.	21,141
1,386	UGI Corp.	34,442
1,113	Vectren Corp.	30,953
698	WGL Holdings Inc.	20,961
		990,484
	Home Building (0.3%)
573	Beazer Homes USA Inc.	23,888
219	Brookfield Homes Corp.	5,341
132	Cavco Industries, Inc.*	4,323
1,357	Centex Corp.	64,200
1,119	Champion Enterprises, Inc.*	7,419
3,267	D.R. Horton, Inc.	70,012
502	Hovnanian Enterprises, Inc.*	13,750
992	KB Home	42,180
1,610	Lennar Corp. (Class A)	72,015
291	Levitt Corp. (Class A)	3,242
472	M.D.C. Holdings, Inc.	20,593
188	M/I Homes, Inc.	6,057
360	Meritage Homes Corp.*	13,957
77	NVR, Inc.*	38,115
446	Palm Harbor Homes, Inc.*	6,846
2,551	Pulte Homes, Inc.	72,704
694	Ryland Group, Inc. (The)	28,350
974	Standard Pacific Corp.	21,749
261	Technical Olympic USA, Inc.	3,116
1,458	Toll Brothers, Inc.*	37,281
632	WCI Communities, Inc.*	9,929
		565,067
	Home Furnishings (0.2%)
383	Ethan Allen Interiors, Inc.	14,294
816	Furniture Brands International, Inc.	16,369
639	Jarden Corp.*	18,525
864	La-Z-Boy, Inc.	11,016
2,290	Leggett & Platt, Inc.	52,258
265	Libbey, Inc.	2,101
643	Mohawk Industries, Inc.*	44,380
3,293	Newell Rubbermaid, Inc.	$86,803
969	Select Comfort Corp.*	19,525
		265,271
	Home Improvement Chains (0.8%)
1,667	Fastenal Co.	59,295
23,355	Home Depot, Inc. (The)	810,652
17,358	Lowe's Companies, Inc.	492,099
1,302	Sherwin-Williams Co.	65,881
		1,427,927
	Hospital/Nursing Management (0.3%)
475	Amsurg Corp.*	10,531
1,095	Community Health Systems Inc.*	39,705
4,373	HCA, Inc.	214,977
2,807	Health Management Associates, Inc. (Class A)	57,066
438	Kindred Healthcare, Inc.*	11,576
751	LifePoint Hospitals, Inc.*	25,301
959	Manor Care, Inc.	47,998
600	Psychiatric Solutions, Inc.	18,894
732	Sunrise Senior Living, Inc.*	21,140
5,614	Tenet Healthcare Corp.*	33,235
1,049	Triad Hospitals, Inc.*	40,880
581	United Surgical Partners International, Inc.*	14,351
616	Universal Health Services, Inc. (Class B)	34,496
		570,150
	Hotels/Resorts/Cruiselines (0.4%)
4,830	Carnival Corp. (Panama)	188,177
511	Choice Hotels International, Inc.	21,779
567	Gaylord Entertainment Co.*	21,671
4,084	Hilton Hotels Corp.	97,730
576	Marcus Corp. (The)	11,370
4,083	Marriott International, Inc. (Class A)	143,640
1,975	Royal Caribbean Cruises Ltd. (Liberia)	66,953
2,434	Starwood Hotels & Resorts Worldwide, Inc.	127,980
542	Vail Resorts, Inc.*	18,737
		698,037

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
	Household/Personal Care (1.8%)
1,025	Alberto-Culver Co.	$49,959
5,090	Avon Products, Inc.	147,559
930	Church & Dwight Co., Inc.	33,945
1,731	Clorox Co. (The)	103,756
5,853	Colgate-Palmolive Co.	347,200
1,480	Estee Lauder Companies, Inc. (The) (Class A)	55,234
1,094	International Flavors & Fragrances, Inc.	40,478
5,210	Kimberly-Clark Corp.	318,071
911	Nu Skin Enterprises, Inc. (Class A)	13,027
523	Playtex Products, Inc.*	5,920
37,164	Procter & Gamble Co. (The)	2,088,617
		3,203,766
	Industrial Conglomerates (3.8%)
7,822	3M Co.	550,669
2,722	Danaher Corp.	177,474
117,492	General Electric Co.**	3,840,813
8,556	Honeywell International, Inc.	331,117
3,738	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	133,820
2,140	ITT Industries, Inc.	108,177
675	SPX Corp.	36,889
1,242	Textron, Inc.	111,668
22,868	Tyco International Ltd. (Bermuda)	596,626
10,536	United Technologies Corp.	655,234
489	Walter Industries, Inc.	21,888
		6,564,375
	Industrial Machinery (0.4%)
358	Actuant Corp. (Class A)	15,756
739	Flowserve Corp.*	38,280
769	FuelCell Energy, Inc.*	6,790
837	Graco Inc.	32,886
668	IDEX Corp.	29,025
5,507	Illinois Tool Works Inc.	251,835
534	Kennametal Inc.	28,436
518	Lincoln Electric Holdings, Inc.	29,723
467	Nordson Corp.	21,249
1,352	Parker Hannifin Corp.	97,668
489	Regal-Beloit Corp.	19,438
1,075	Roper Industries, Inc.	$48,590
377	Tecumseh Products Co. (Class A)	6,692
303	Watts Water Technologies, Inc. (Class A)	8,826
462	Woodward Governor Co.	13,541
		648,735
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	5,393
407	Cabot Microelectronics Corp.*	12,120
1,070	Donaldson Co., Inc.	35,192
2,059	Ecolab Inc.	88,681
689	Ferro Corp.	11,127
460	Fuller (H.B.) Co.	18,391
1,306	GrafTech International Ltd.*	7,013
543	Headwaters Inc.*	12,565
1,013	KFx Inc.*	15,722
417	MacDermid, Inc.	11,272
331	Minerals Technologies, Inc.	16,755
1,869	PPG Industries, Inc.	115,018
315	Rogers Corp.*	17,955
1,564	RPM International, Inc.	29,309
651	Spartech Corp.	15,025
611	Symyx Technologies, Inc.*	15,037
1,383	Valspar Corp. (The)	34,063
325	WD-40 Co.	10,598
		471,236
	Information Technology Services (1.3%)
6,408	Accenture Ltd. (Class A) (Bermuda)	187,498
2,687	BearingPoint, Inc.*	21,496
288	Black Box Corp.	11,840
413	CACI International Inc. (Class A)*	23,273
1,236	CIBER, Inc.*	8,034
2,115	Citrix Systems, Inc.*	67,194
1,631	Cognizant Technology Solutions Corp. (Class A)*	106,814
5,893	Electronic Data Systems Corp.	140,843
857	Epicor Software Corp.*	10,044
1,094	Henry (Jack) & Associates, Inc.	20,644

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
454	Intergraph Corp.*	$16,131
17,518	International Business Machines Corp.	1,356,068
557	JDA Software Group, Inc.*	8,617
932	Keane, Inc.*	13,439
8,007	Level 3 Communications, Inc.*	31,307
320	ManTech International Corp. (Class A)*	9,021
543	MICROS Systems, Inc.*	21,720
994	Perot Systems Corp. (Class A)*	13,240
639	QAD, Inc.	4,856
927	Reynolds & Reynolds Co. (The) (Class A)	32,807
916	RSA Security, Inc.*	25,263
1,318	Sapient Corp.*	6,326
275	SRA International, Inc. (Class A)*	6,652
120	Syntel, Inc.	2,503
4,764	Unisys Corp.*	24,392
282	Verint Systems Inc.*	7,713
1,458	Wind River Systems, Inc.*	12,058
		2,189,793
	Insurance Brokers/Services (0.3%)
3,224	AON Corp.	110,358
1,435	Brown & Brown, Inc.	45,045
1,116	ChoicePoint, Inc.*	38,123
948	Crawford & Co. (Class B)	7,328
1,360	Gallagher (Arthur J.) & Co.	36,951
521	Hilb, Rogal & Hobbs Co.	21,101
6,307	Marsh & McLennan Companies, Inc.	170,478
		429,384
	Integrated Oil (4.5%)
25,457	Chevron Corp.	1,674,561
1,016	Cimarex Energy Co.*	41,483
17,413	ConocoPhillips	1,195,228
68,996	Exxon Mobil Corp.	4,673,789
2,856	Hess Corp.	151,082
1,999	Murphy Oil Corp.	102,869
		7,839,012
	Internet Retail (0.1%)
3,417	Amazon.com, Inc.*	$91,883
1,364	Drugstore.com, Inc.*	3,928
736	Gamestop Corp (Class A)*	30,625
2,936	IAC/InterActiveCorp*	69,613
436	Netflix Inc.*	9,021
		205,070
	Internet Software/Services (1.0%)
1,002	Agile Software Corp.*	5,882
1,740	Akamai Technologies, Inc.*	68,956
1,012	Ariba, Inc.*	7,894
4,739	BEA Systems, Inc.*	55,636
1,727	Borland Software Corp.*	9,671
8,825	CMGI Inc.*	9,178
1,848	CNET Networks, Inc.*	15,597
390	Digital Insight Corp.*	9,204
600	Digital River, Inc.*	26,904
1,146	Digitas Inc.*	9,455
2,016	Earthlink, Inc.*	14,535
2,228	Google, Inc. (Class A)*	861,345
282	GSI Commerce, Inc.*	3,621
393	Internap Network Services Corp.*	4,775
619	Internet Security Systems, Inc.*	13,921
603	J2 Global Communications, Inc.*	16,884
897	Lionbridge Technologies, Inc.*	5,391
141	MicroStrategy Inc. (Class A)*	11,625
1,137	NIC Inc.*	6,265
1,181	Openwave Systems, Inc.*	7,783
620	Packeteer, Inc.*	5,673
698	Progress Software Corp.*	15,796
1,711	RealNetworks, Inc.*	17,093
1,369	S1 Corp.*	5,887
627	Secure Computing Corp.*	3,486
1,321	SonicWALL, Inc.*	13,210
670	Supportsoft, Inc.*	2,325
1,194	United Online, Inc.*	13,027
3,022	VeriSign, Inc.*	54,184
685	Vignette Corporation*	8,898
520	WebEx Communications, Inc.*	17,826

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,016	webMethods, Inc.*	$7,559
658	Websense, Inc.*	12,338
15,034	Yahoo!, Inc.*	408,023
		1,749,847
	Investment Banks/Brokers (2.1%)
2,447	Ameriprise Financial, Inc.	109,136
1,307	Bear Stearns Companies, Inc. (The)	185,424
200	CBOT Holdings, Inc. – Class A*	25,060
351	Chicago Mercantile Exchange Holdings, Inc.	161,881
4,855	E*TRADE Group, Inc.*	113,170
894	Edwards (A.G.), Inc.	48,240
590	eSPEED, Inc (Class A)*	5,098
4,168	Goldman Sachs Group, Inc. (The)	636,662
589	Investment Technology Group, Inc.*	29,662
1,343	Jefferies Group, Inc.	34,891
1,413	Knight Capital Group, Inc.*	23,371
1,355	LaBranche & Co., Inc.*	13,387
237	Ladenburg Thalmann Finl Svcs Inc*	223
6,110	Lehman Brothers Holdings Inc.	396,844
10,352	Merrill Lynch & Co., Inc.	753,833
12,534	Morgan Stanley (Note 4)	833,511
868	Nasdaq Stock Market Inc.*	23,896
500	NYSE Group Inc.*	31,095
1,239	Raymond James Financial, Inc.	36,005
11,951	Schwab (Charles) Corp. (The)	189,782
3,729	TD AmeriTrade Holding Corp.	61,081
802	Tradestation Group Inc.*	11,725
		3,723,977
	Investment Managers (0.5%)
393	Affiliated Managers Group, Inc.*	35,979
362	AllianceBernstein Holding LP	23,530
144	BlackRock, Inc. (Class A)	18,599
1,632	Eaton Vance Corp. (Non-Voting)	40,408
1,215	Federated Investors, Inc. (Class B)	$37,677
2,007	Franklin Resources, Inc.	183,540
811	Investors Financial Services Corp.	36,349
2,391	Janus Capital Group, Inc.	38,710
1,373	Legg Mason, Inc.	114,604
4,673	Mellon Financial Corp.	163,555
819	Nuveen Investments (Class A)	38,894
2,979	Price (T.) Rowe Group, Inc.	123,062
1,184	Waddell & Reed Financial, Inc. (Class A)	25,776
		880,683
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay RoyaltyTrust	21,448
28	Cross Timbers Royalty Trust	1,400
		22,848
	Life/Health Insurance (0.7%)
5,681	AFLAC, Inc.	250,759
181	American National Insurance Co.	20,748
469	AmerUs Group Co.	31,465
779	Citizens, Inc.*	4,035
513	Delphi Financial Group, Inc. (Class A)	19,540
222	FBL Financial Group, Inc. (Class A)	7,031
5,119	Genworth Financial Inc. (Class A)	175,582
175	Great American Financial Resources, Inc.	3,560
67	Kansas City Life Insurance Co.	2,880
3,174	Lincoln National Corp.	179,902
4,993	MetLife, Inc.	259,636
65	National Western Life Insurance Co. (Class A)	14,950
1,479	Phoenix Companies Ltd.	20,114
261	Presidential Life Corp.	6,301
859	Protective Life Corp.	39,780
351	Reinsurance Group of America, Inc.	17,399
682	StanCorp Financial Group, Inc.	29,387

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,134	Torchmark Corp.	$68,573
514	Universal American Financial Corp.*	6,374
3,575	UnumProvident Corp.	58,022
		1,216,038
	Major Banks (4.0%)
51,563	Bank of America Corp.	2,657,041
8,609	Bank of New York Co., Inc. (The)	289,348
6,215	BB&T Corp.	260,968
1,929	Comerica, Inc.	112,943
2,813	Huntington Bancshares, Inc.	68,497
4,600	KeyCorp	169,740
6,452	National City Corp.	232,272
3,332	PNC Financial Services Group	236,039
2,896	Popular, Inc.	52,099
5,160	Regions Financial Corp.	187,256
4,078	SunTrust Banks, Inc.	321,632
1,438	TD Banknorth, Inc.	41,702
695	UnionBanCal Corp.	42,944
18,174	Wachovia Corp.	974,672
18,894	Wells Fargo & Co.	1,366,792
		7,013,945
	Major Telecommunications (2.5%)
4,383	ALLTEL Corp.	241,810
44,370	AT&T Inc.	1,330,656
20,697	BellSouth Corp.	810,701
3,850	Cincinnati Bell Inc.*	15,439
1,723	Embarq Corp.*	77,966
2,701	NTL INC	61,718
1,276	Primus Telecommunications Group, Inc.*	523
33,527	Sprint Nextel Corp.	663,835
33,091	Verizon Communications, Inc.	1,119,138
		4,321,786
	Managed Health Care (1.3%)
6,463	Aetna, Inc.	203,520
798	AMERIGROUP Corp.*	23,222
5,082	Caremark Rx, Inc.	268,330
766	Centene Corp.*	12,448
1,353	CIGNA Corp.	123,461
1,890	Coventry Health Care, Inc.*	99,603
1,294	Health Net Inc.*	54,309
1,869	Humana, Inc.*	$104,533
621	Sierra Health Services, Inc.*	26,815
15,220	UnitedHealth Group Inc.	727,973
200	Wellcare Health Plans Inc.*	9,812
7,202	WellPoint Inc.*	536,549
		2,190,575
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	24,180
334	General Maritime Corp.	12,124
642	Kirby Corp.*	20,615
998	OMI Corp. (Class A)	22,016
391	Overseas Shipholding Group, Inc.	25,176
600	Teekay Shipping Corp. (Marshall Islands)	25,776
733	Tidewater, Inc.	34,971
		164,858
	Media Conglomerates (1.5%)
7,737	CBS Corp. (Class B)	212,226
3,354	Discovery Holding Company (Class A)*	44,675
23,256	Disney (Walt) Co. (The)	690,471
26,653	News Corp. (Class A)	512,804
48,384	Time Warner, Inc.	798,336
7,219	Viacom, Inc. (Class B)*	251,582
		2,510,094
	Medical Distributors (0.4%)
2,357	AmerisourceBergen Corp.	101,351
4,720	Cardinal Health, Inc.	316,240
1,057	Henry Schein, Inc.*	50,112
3,343	McKesson Corp.	168,454
649	Owens & Minor, Inc.	19,606
1,370	Patterson Companies, Inc.*	45,566
280	PolyMedica Industries, Inc.	10,839
800	PSS World Medical, Inc.*	15,880
		728,048
	Medical Specialties (2.0%)
853	Advanced Medical Optics, Inc.*	42,010
1,228	Align Technology, Inc.*	8,301
1,027	American Medical System Holdings, Inc.*	18,743
181	Analogic Corp.	8,279

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
2,177	Applera Corp. – Applied Biosystems Group	$69,991
394	Arrow International, Inc.	12,502
403	ArthroCare Corp.*	17,748
1,183	Bard (C.R.), Inc.	83,958
679	Bausch & Lomb, Inc.	32,117
7,221	Baxter International, Inc.	303,282
803	Beckman Coulter, Inc.	45,972
2,627	Becton, Dickinson & Co.	173,172
2,580	Biomet, Inc.	84,985
31	Bio-Rad Laboratories, Inc. (Class A)*	2,043
272	Biosite Diagnostics Inc.*	10,603
556	Bioveris Corp.*	4,392
14,317	Boston Scientific Corp.*	243,532
639	CONMED Corp.*	12,748
584	Cooper Companies, Inc. (The)	25,813
435	Cyberonics Inc.*	9,322
1,427	Cytyc Corp.*	35,104
1,100	Dade Behring Holdings, Inc.	44,803
288	Datascope Corp.	8,850
1,766	DENTSPLY International, Inc.	55,276
362	Digene Corp.*	15,280
770	Edwards Lifesciences Corp.*	34,065
1,441	Fisher Scientific International Inc.*	106,793
470	Haemonetics Corp.*	20,619
779	Hillenbrand Industries, Inc.	38,685
600	Hologic, Inc.*	26,946
1,765	Hospira, Inc.*	77,113
383	IDEXX Laboratories, Inc.*	33,896
823	Immucor, Inc.*	16,386
296	Integra LifeSciences Holding, Inc.*	10,911
726	Intermagnetics General Corp.*	19,689
429	Intuitive Surgical, Inc.*	40,841
494	Invacare Corp.	10,389
699	Kinetic Concepts, Inc.*	31,147
721	KV Pharmaceutical Co. (Class A)*	13,663
457	Kyphon Inc.*	15,565
13,665	Medtronic, Inc.	690,356
510	Mentor Corp.	22,675
499	Merit Medical Systems, Inc.*	$7,245
1,300	Nektar Therapeutics*	21,190
752	OraSure Technologies, Inc.*	7,024
1,419	Pall Corp.	37,008
355	Penwest Pharmaceuticals Co.*	7,384
2,561	Peregrine Pharmaceuticals, Inc.*	3,611
1,665	PerkinElmer, Inc.	30,020
981	ResMed, Inc.*	45,528
963	Respironics, Inc.*	34,264
4,142	St. Jude Medical, Inc.*	152,840
986	STERIS Corp.	22,846
3,155	Stryker Corp.	143,584
378	SurModics, Inc.*	13,514
691	Thoratec Corp.*	9,536
1,562	Varian Medical Systems, Inc.*	70,790
517	Ventana Medical Systems, Inc.*	24,097
586	Viasys Healthcare, Inc.*	15,095
99	Vital Signs, Inc.	5,098
1,175	Waters Corp.*	47,799
566	West Pharmaceutical Services, Inc.	21,961
422	Wright Medical Group, Inc.*	9,297
2,790	Zimmer Holdings, Inc.*	176,440
		3,484,736
	Medical/Nursing Services (0.1%)
880	Apria Healthcare Group, Inc.*	15,418
1,230	DaVita, Inc.*	61,525
489	Healthways Inc.*	26,269
1,265	Hooper Holmes, Inc.	3,795
1,080	Lincare Holdings, Inc.*	37,595
720	Pediatrix Medical Group, Inc.*	30,528
1,094	VCA Antech, Inc.*	38,257
		213,387
	Metal Fabrications (0.1%)
1,536	Commercial Metals Co.	34,852
500	General Cable Corp.*	17,850
503	Harsco Corp.	40,547
504	Kaydon Corp.	18,270

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
444	Mueller Industries, Inc.	$16,313
1,130	Timken Co. (The)	36,386
		164,218
	Miscellaneous Commercial Services (0.3%)
771	ABM Industries Inc.	12,722
1,315	Adesa Inc.	26,839
1,406	ARAMARK Corp. (Class B)	45,133
496	Bright Horizons Family Solutions, Inc.*	19,071
858	CBIZ, Inc.*	6,332
1,614	Cintas Corp.	56,974
959	Copart, Inc.*	25,548
507	Corporate Executive Board Co. (The)	47,658
596	Corrections Corporation of America*	32,542
312	Costar Group, Inc.*	13,531
673	DiamondCluster International, Inc. (Class A)*	6,070
686	FTI Consulting Inc.*	18,008
366	G & K Services, Inc. (Class A)	12,345
419	Global Imaging Systems, Inc.*	17,715
1,185	IKON Office Solutions, Inc.	16,365
1,374	Iron Mountain Inc.*	56,334
654	Laureate Education Inc.*	29,855
304	MAXIMUS, Inc.	8,251
849	Navigant Consulting, Inc.*	16,199
489	ProQuest Co.*	5,790
1,568	Sabre Holdings Corp. (Class A)	32,458
278	StarTek, Inc.	3,700
634	TeleTech Holdings, Inc.*	7,988
584	The Brink's Co.	32,173
235	Vertrue Incorporated*	9,978
428	Viad Corp.	13,901
1,044	Wireless Facilities, Inc.*	2,516
		575,996
	Miscellaneous Manufacturing (0.2%)
908	Ametek, Inc.	38,517
604	Brady (W.H.) Co. (Class A)	20,391
456	Carlisle Companies, Inc.	36,430
736	Crane Co.	28,262
2,298	Dover Corp.	$108,328
1,463	Jacuzzi Brands, Inc.*	12,289
478	Mine Safety Appliances Co.	18,996
1,290	Pentair, Inc.	37,049
382	Smith (A.O.) Corp.	16,373
465	Teleflex Inc.	26,547
743	Tredegar Corp.	11,754
253	Valmont Industries, Inc.	12,865
		367,801
	Motor Vehicles (0.3%)
21,500	Ford Motor Co.	143,405
4,772	General Motors Corp.	153,802
3,036	Harley-Davidson, Inc.	173,052
567	Monaco Coach Corp.	6,039
		476,298
	Movies/Entertainment (0.1%)
765	Cedar Fair, LP	19,370
241	Crown Media Holdings, Inc. (Class A)*	971
497	International Speedway Corp. (Class A)	22,489
1,641	Liberty Media Holding – Corp. Cap Ser A*	133,922
654	Regal Entertainment Group (Class A)	12,858
1,012	Six Flags, Inc.*	5,343
244	Speedway Motorsports, Inc.	8,813
1,332	TiVo Inc.*	8,964
		212,730
	Multi-Line Insurance (1.3%)
25,754	American International Group, Inc.	1,562,495
1,439	Axis Capital Holdings Ltd. (Bermuda)	42,537
403	CNA Financial Corp.*	13,682
3,394	Hartford Financial Services Group, Inc. (The)	287,947
1,429	HCC Insurance Holdings, Inc.	43,570
688	Horace Mann Educators Corp.	11,675
4,950	Loews Corp.	183,447
770	Nationwide Financial Services, Inc. (Class A)	34,712
652	PartnerRe Ltd. (Bermuda)	40,509

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,347	Safeco Corp.	$72,361
653	Unitrin, Inc.	26,120
393	Zenith National Insurance Corp.	15,712
		2,334,767
	Office Equipment/Supplies (0.1%)
1,196	Avery Dennison Corp.	70,121
640	HNI Corp.	25,990
588	Kimball International, Inc. (Class B)	10,449
1,044	Miller (Herman), Inc.	29,660
2,508	Pitney Bowes, Inc.	103,631
855	Steelcase, Inc. (Class A)	12,560
		252,411
	Oil & Gas Pipelines (0.5%)
480	Buckeye Partners, L.P.	20,760
7,887	El Paso Corp.	126,192
226	Enbridge Energy Management, LLC*	10,441
500	Enbridge Energy Partners LP	24,075
3,054	Enterprise Products Partners L.P.	81,450
931	Kinder Morgan Energy Partners, LP	42,882
714	Kinder Morgan Management, LLC*	30,904
1,223	Kinder Morgan, Inc.	124,746
802	Magellan Midstream Parners, L.P.	28,471
762	Plains All American Pipeline, L.P.	35,166
323	TC Pipelines, L.P.	10,559
935	TEPPCO Partners, L.P.	33,613
462	Valero L.P.	23,682
785	Western Gas Resources, Inc.	47,602
6,901	Williams Companies, Inc. (The)	167,349
		807,892
	Oil & Gas Production (1.7%)
5,255	Anadarko Petroleum Corp.	240,364
3,707	Apache Corp.	261,232
594	Berry Petroleum Co. (Class A)	19,982
683	Cabot Oil & Gas Corp.	36,028
691	Cheniere Energy Inc.*	24,178
4,167	Chesapeake Energy Corp.	$137,094
625	Comstock Resources Inc.*	18,388
1,434	Denbury Resources Inc.*	49,717
4,736	Devon Energy Corp.	306,135
647	Encore Acquisition Co.*	19,708
626	Energy Partners, Ltd.*	11,374
2,730	EOG Resources, Inc.	202,430
768	Forest Oil Corp.*	25,736
405	Houston Exploration Co. (The)*	25,863
2,556	Kerr-McGee Corp.	179,431
621	Mariner Energy Inc.*	11,184
1,502	Newfield Exploration Co.*	69,663
2,070	Noble Energy, Inc.	104,763
4,818	Occidental Petroleum Corp.	519,140
264	Penn Virginia Corp.	18,021
1,328	Petrohawk Energy Corp.*	15,564
1,499	Pioneer Natural Resources Co.*	67,980
1,028	Plains Exploration & Production Co.*	45,191
782	Pogo Producing Co.	34,619
810	Quicksilver Resources Inc.*	28,642
1,527	Range Resources Corp.	42,924
2,001	Southwestern Energy Co.*	68,834
826	St. Mary Land & Exploration Co.	35,518
413	Stone Energy Corp.*	19,308
353	Swift Energy Co.*	16,944
1,806	Ultra Petroleum Corp. (Canada)*	105,759
565	Unit Corp.*	33,132
500	Whiting Petroleum Corp.*	23,350
4,201	XTO Energy Inc.	197,405
		3,015,601
	Oil Refining/Marketing (0.6%)
1,429	Frontier Oil Corp.	50,372
610	Holly Corp.	30,866
4,127	Marathon Oil Corp.	374,071
1,505	Sunoco, Inc.	104,658
821	Tesoro Corp.	61,411
6,989	Valero Energy Corp.	471,268
		1,092,646

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
	Oilfield Services/Equipment (1.6%)
3,863	Baker Hughes Inc.	$308,847
3,642	BJ Services Co.	132,095
440	Bristow Group Inc.*	14,912
1,405	Cameron International Corp.*	70,826
316	CARBO Ceramics, Inc.	12,289
836	FMC Technologies, Inc.*	52,685
1,263	Global Industries Ltd.*	21,067
1,499	Grant Prideco, Inc.*	68,219
11,589	Halliburton Co.	386,609
1,043	Hanover Compressor Co.*	19,817
1,085	Helix Energy Solutions Group Inc.*	42,304
319	Hydril Co.*	22,097
376	Lone Star Technologies, Inc.*	17,710
448	Maverick Tube Corp.*	28,578
1,951	National OilwellVarco, Inc.*	130,795
648	Oceaneering International, Inc.*	28,331
562	Oil States International Inc.*	18,074
13,323	Schlumberger Ltd. (Netherlands Antilles)	890,643
251	SEACOR Holdings, Inc.*	20,419
2,399	Smith International, Inc.	106,923
1,077	Superior Energy Services, Inc.*	36,887
886	TETRA Technologies, Inc.*	25,348
332	Universal Compression Holdings, Inc.*	21,148
505	Veritas DGC Inc.*	28,921
3,928	Weatherford International Ltd. (Bermuda)*	183,988
389	W-H Energy Services Inc.*	21,403
		2,710,935
	Other Consumer Services (0.6%)
778	Alderwoods Group, Inc.*	15,272
1,690	Apollo Group, Inc. (Class A)*	79,971
724	Autobytel Inc.*	2,375
3,587	Block (H.&R.), Inc.	81,604
1,211	Career Education Corp.*	34,465
11,302	Cendant Corp.	169,643
215	Central Parking Corp.	3,307
1,045	Corinthian Colleges, Inc.*	14,024
986	DeVry, Inc.*	$20,805
11,931	eBay Inc.*	287,179
3,232	Expedia, Inc.*	43,309
452	First Marblehead Corp. (The)	20,702
331	HealthExtras, Inc.*	8,593
531	ITT Educational Services, Inc.*	35,800
1,033	MoneyGram International, Inc.	31,661
2,510	Move Inc.*	11,043
200	Nutri/System Inc.*	10,584
339	Pre-Paid Legal Services, Inc.	12,279
396	Priceline.com Inc.*	10,644
107	Renaissance Learning, Inc.	1,481
621	Rollins, Inc.	13,122
3,583	Service Corp. International	26,908
3,599	ServiceMaster Co. (The)	37,034
758	Sotheby's Holdings, Inc. (Class A)*	20,944
1,945	Stewart Enterprises, Inc. (Class A)	10,406
199	Strayer Education, Inc.	21,562
531	Weight Watchers International, Inc.	21,245
		1,045,962
	Other Consumer Specialties (0.1%)
1,713	Fortune Brands, Inc.	124,227
690	Fossil, Inc.*	12,530
518	Matthews International Corp. (Class A)	17,788
335	RC2 Corp.*	11,346
449	Russ Berrie & Co., Inc.*	4,943
		170,834
	Other Metals/Minerals (0.2%)
2,043	Hecla Mining Co.*	10,746
875	Olin Corp.	14,026
2,286	Phelps Dodge Corp.	199,659
423	Southern Copper Corp.	40,820
1,385	USEC Inc.	14,584
		279,835
	Other Transportation (0.0%)
1,438	Laidlaw International Inc.	38,107

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
	Packaged Software (2.6%)
6,793	Adobe Systems, Inc.*	$193,668
480	Altiris, Inc.*	8,285
415	ANSYS, Inc.*	19,044
2,613	Autodesk, Inc.*	89,129
2,611	BMC Software, Inc.*	61,150
5,282	CA Inc.	110,711
4,858	Compuware Corp.*	33,957
947	Fair Isaac Corp.	31,990
681	Filenet Corp.*	21,669
856	Hyperion Solutions Corp.*	26,673
1,422	Informatica Corp.*	19,865
3,608	Intuit Inc.*	111,379
796	Macrovision Corp.*	15,618
745	Magma Design Automation, Inc.*	5,394
611	Manhattan Associates, Inc.*	12,868
1,984	McAfee Inc.*	42,755
102,516	Microsoft Corp.	2,463,459
1,073	NAVTEQ Corp*	30,237
4,900	Novell, Inc.*	31,801
1,827	Nuance Communications Inc.*	16,918
46,280	Oracle Corp.*	692,812
1,538	Parametric Technology Corp.*	23,777
919	Quest Software, Inc.*	12,563
1,965	Red Hat, Inc.*	46,531
1,117	Salesforce.com Inc.*	28,707
1,287	Sybase, Inc.*	27,091
11,788	Symantec Corp.*	204,758
2,746	TIBCO Software, Inc.*	21,858
451	Transaction Systems Architects, Inc. (Class A)*	16,696
198	Ulticom, Inc.*	1,966
		4,423,329
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	8,759
380	CDI Corp.	7,429
485	Gentiva Health Services, Inc.*	7,804
405	Kelly Services, Inc. (Class A)	10,963
732	Korn/Ferry International*	13,593
785	Labor Ready, Inc.*	12,803
1,043	Manpower, Inc.	$62,038
1,388	Monster Worldwide Inc.*	55,520
1,630	MPS Group, Inc.*	21,174
584	Resources Connection Inc.*	13,823
2,049	Robert Half International, Inc.	66,306
1,163	Spherion Corp.*	8,839
		289,051
	Pharmaceuticals: Generic Drugs (0.1%)
320	Abraxis Bioscience Inc.*	6,416
667	Alpharma Inc. (Class A)	15,061
883	Andrx Group*	21,060
1,209	Barr Pharmaceuticals Inc.*	60,160
2,643	Mylan Laboratories, Inc.	58,040
706	Par Pharmaceutical Cos Inc.*	10,759
1,312	Valeant Pharmaceuticals International	22,671
1,395	Watson Pharmaceuticals, Inc.*	31,234
		225,401
	Pharmaceuticals: Major (4.8%)
17,384	Abbott Laboratories	830,434
22,079	Bristol-Myers Squibb Co.	529,234
33,598	Johnson & Johnson	2,101,555
10,926	Lilly (Eli) & Co.	620,269
24,893	Merck & Co., Inc.	1,002,441
82,792	Pfizer, Inc.	2,151,764
16,667	Schering-Plough Corp.	340,673
15,075	Wyeth	730,685
		8,307,055
	Pharmaceuticals: Other (0.4%)
1,705	Allergan, Inc.	183,884
713	AtheroGenics, Inc.*	9,397
662	Cell Therapeutics, Inc.*	841
767	Columbia Laboratories, Inc.*	2,508
730	Connetics Corp.*	6,993
1,393	Endo Pharmaceuticals Holdings, Inc.*	43,281
3,682	Forest Laboratories, Inc.*	170,513
620	Inspire Pharmaceuticals, Inc.*	2,771
330	Inverness Medical Innovations, Inc.*	9,814
2,950	King Pharmaceuticals, Inc.*	50,209

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
237	Kos Pharmaceuticals, Inc.*	$9,798
780	Medicis Pharmaceutical Corp. (Class A)	21,497
1,078	Perrigo Co.	17,076
554	Pozen Inc.*	4,183
631	Salix Pharmaceuticals, Ltd.*	6,436
680	Sciele Pharma, Inc.*	13,899
1,323	Sepracor, Inc.*	65,356
314	United Therapeutics Corp.*	18,623
		637,079
	Precious Metals (0.3%)
3,927	Coeur D'Alene Mines Corp.*	18,771
2,081	Freeport-McMoRan Copper & Gold, Inc. (Class B)	113,539
1,508	Glamis Gold Ltd. (Canada)*	55,509
1,203	Meridian Gold Inc. (Canada)*	32,505
4,689	Newmont Mining Corp.	240,217
718	Stillwater Mining Co.*	8,372
		468,913
	Property – Casualty Insurers (2.0%)
463	21st Century Insurance Group	7,163
3,674	ACE Ltd. (Cayman Islands)	189,321
715	Alfa Corp.	11,783
89	Alleghany Corp.*	24,606
7,235	Allstate Corp. (The)	411,093
573	American Financial Group, Inc.	24,129
418	Arch Capital Group Ltd.*	25,439
1,958	Berkley (W.R.) Corp.	70,488
12	Berkshire Hathaway, Inc. (Class A)*	1,099,200
4,653	Chubb Corp. (The)	234,604
1,779	Cincinnati Financial Corp.	83,898
876	Commerce Group, Inc. (The)	26,464
848	Endurance Specialty Holdings	25,745
456	Erie Indemnity Co. (Class A)	22,595
798	Everest Re Group, Ltd. (Bermuda)	75,499
726	Hanover Insurance Group	33,599
221	Harleysville Group, Inc.	7,012
400	Infinity Property & Casualty Corp.	16,436
378	Mercury General Corp.	20,858
164	Midland Co. (The)	$6,150
1,189	Montpelier Re Holdings Ltd.	21,497
226	Odyssey Re Holdings Corp.	6,079
890	Ohio Casualty Corp.	23,069
2,571	Old Republic International Corp.	54,685
621	Philadelphia Consolidated Holding Corp.*	21,033
700	Platinum Underwriters Holdings Ltd. (Bermuda)	19,803
612	PMA Capital Corp. (Class A)*	6,102
8,174	Progressive Corp. (The)	197,729
708	RenaissanceRe Holdings Ltd. (Bermuda)	36,681
364	RLI Corp.	17,210
357	Selective Insurance Group, Inc.	18,207
7,824	St. Paul Travelers Companies, Inc. (The)	358,339
200	State Auto Financial Corp.	6,040
363	Transatlantic Holdings, Inc.	21,308
98	White Mountains Insurance Group, Ltd. (Bermuda)	48,069
2,018	XL Capital Ltd. (Class A) (Cayman Islands)	128,547
		3,400,480
	Publishing: Books/Magazines (0.1%)
635	John Wiley & Sons, Inc. (Class A)	21,006
570	Meredith Corp.	26,921
2,680	PRIMEDIA Inc.*	4,476
1,467	Reader's Digest Assoc., Inc. (The) (Class A)	20,039
484	Scholastic Corp.*	13,915
		86,357
	Publishing: Newspapers (0.3%)
1,405	Belo Corp. (Series A)	22,649
652	Dow Jones & Co., Inc.	22,846
2,687	Gannett Co., Inc.	140,046
724	Journal Register Co.	5,546
585	Lee Enterprises, Inc.	14,526
826	McClatchy Co. (The) (Class A)	35,014
381	Media General, Inc. (Class A)	13,880

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,984	New York Times Co. (The) (Class A)	$43,985
1,040	Scripps (E.W.) Co. (Class A)	44,439
753	Sun-Times Media Group Inc.	6,107
1,753	Tribune Co.	52,082
85	Triple Crown Media*	655
73	Washington Post Co. (The) (Class B)	56,283
		458,058
	Pulp & Paper (0.2%)
798	Bowater, Inc.	16,183
616	Glatfelter (P.H.) Co.	9,610
5,541	International Paper Co.	190,223
879	Longview Fibre Co.	18,494
2,179	MeadWestvaco Corp.	56,915
271	Neenah Paper Inc.	7,978
549	Potlatch Corp.	19,001
288	Schweitzer-Mauduit International, Inc.	5,826
581	Wausau Paper Corp.	7,111
		331,341
	Railroads (0.5%)
4,121	Burlington Northern Santa Fe Corp.	283,978
2,470	CSX Corp.	149,880
410	Florida East Coast Industries, Inc.	19,204
1,082	Kansas City Southern Industries, Inc.*	26,639
4,658	Norfolk Southern Corp.	202,250
622	RailAmerica, Inc.*	6,245
3,023	Union Pacific Corp.	256,955
		945,151
	Real Estate Development (0.1%)
1,118	Brookfield Properties Corp. (Canada)	37,285
2,112	CB Richard Ellis Group, Inc. (Class A)*	49,695
856	Forest City Enterprises, Inc. (Class A)	42,714
420	Getty Realty Corp.	12,004
377	Jones Lang LaSalle, Inc.	30,801
904	St. Joe Co. (The)	40,590
144	Tejon Ranch Co.*	5,877
462	Trammell Crow Co.*	$15,921
492	W.P. Carey & Co., LLC	12,325
		247,212
	Real Estate Investment Trusts (2.3%)
532	Acadia Realty Trust	12,683
33	Alexander's, Inc.*	9,031
273	Alexandria Real Estate Equities, Inc.	25,777
1,035	AMB Property Corp.	54,265
1,580	American Financial Realty Trust	18,296
1,657	Annaly Mortgage Management Inc.	21,226
857	Anthracite Capital, Inc.	10,515
657	Anworth Mortgage Asset Corp.	5,184
1,198	Apartment Investment & Management Co. (Class A)	57,612
2,396	Archstone-Smith Trust	125,718
880	AvalonBay Communities, Inc.	102,890
500	BioMed Realty Trust, Inc.	14,905
1,271	Boston Properties, Inc.	124,812
743	BPP Liquidating Trust (a)	37
1,197	Brandywine Realty Trust	37,873
584	BRE Properties, Inc. (Class A)	34,246
622	Camden Property Trust	47,552
879	CBL & Associates Properties, Inc.	34,422
656	Colonial Properties Trust	31,442
574	Corporate Office Properties Trust	25,830
643	Cousins Properties, Inc.	20,428
1,456	Crescent Real Estate Equities Co.	28,421
1,239	Developers Diversified Realty Corp.	65,394
1,523	Duke Realty Corp.	56,747
358	EastGroup Properties, Inc.	16,837
393	Entertainment Properties Trust	16,730
828	Equity Inns, Inc.	13,058
263	Equity Lifestyle Properties, Inc.	11,301
4,148	Equity Office Properties Trust	157,251
649	Equity One, Inc.	14,194

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
3,291	Equity Residential	$153,064
285	Essex Property Trust, Inc.	33,371
622	Federal Realty Investment Trust	45,126
753	FelCor Lodging Trust, Inc.	16,566
620	First Industrial Realty Trust, Inc.	24,974
2,276	Friedman, Billings, Ramsey Group, Inc.	20,894
2,561	General Growth Properties, Inc.	116,884
393	Glenborough Realty Trust Inc.	8,725
583	Glimcher Realty Trust	13,788
1,624	Health Care Property Investors, Inc.	44,530
827	Health Care REIT, Inc.	29,929
675	Healthcare Realty Trust, Inc.	22,336
459	Heritage Property Investment Trust	16,565
769	Highwoods Properties, Inc.	28,638
419	Home Properties, Inc.	23,372
816	Hospitality Properties Trust	35,553
5,521	Host Hotels & Resorts Inc.	117,156
2,910	HRPT Properties Trust	34,193
1,135	Impac Mortgage Holdings, Inc.	12,224
722	Investors Real Estate Trust	6,758
1,424	iStar Financial Inc.	56,618
357	Kilroy Realty Corp.	26,379
2,342	Kimco Realty Corp.	91,900
600	KKR Financial Corp.	13,896
200	LaSalle Hotel Properties	8,262
686	Lexington Corporate Properties Trust	13,665
1,062	Liberty Property Trust	49,755
776	Macerich Co. (The)	56,454
704	Mack-Cali Realty Corp.	34,010
597	Maguire Properties, Inc.	22,334
381	Mid-America Apartment Communities, Inc.	21,763
734	Mills Corp.	17,014
522	National Health Investors, Inc.	13,212
895	National Retail Properties Inc.	18,652
969	Nationwide Health Properties, Inc.	$22,985
617	New Century Financial Corp.	26,938
1,395	New Plan Excel Realty Trust	36,158
496	Novastar Financial, Inc.	17,167
496	Pan Pacific Retail Properties, Inc.	34,274
202	Parkway Properties, Inc.	9,185
541	Pennsylvania Real Estate Investment Trust	21,305
2,199	Plum Creek Timber Co., Inc.	74,898
585	Post Properties, Inc.	28,086
2,739	ProLogis	151,604
264	PS Business Parks, Inc. (Class A)	15,840
1,067	Public Storage, Inc.	85,669
486	RAIT Investment Trust	13,739
985	Rayonier Inc.	39,213
1,201	Realty Income Corp.	27,479
1,005	Reckson Associates Realty Corp.	44,753
375	Redwood Trust, Inc.	17,843
737	Regency Centers Corp.	47,256
134	Saul Centers, Inc.	5,347
963	Senior Housing Properties Trust	17,902
573	Shurgard Storage Centers, Inc. (Class A)	37,761
2,495	Simon Property Group, Inc.	213,397
461	SL Green Realty Corp.	52,692
261	Sovran Self Storage, Inc.	13,486
359	Sun Communities, Inc.	11,459
500	Sunstone Hotel Investors, Inc.	14,180
404	Tanger Factory Outlet Centers, Inc.	13,292
729	Taubman Centers, Inc.	30,254
1,301	Thornburg Mortgage Asset Corp.	33,306
1,354	Trizec Properties, Inc.	38,941
1,623	United Dominion Realty Trust, Inc.	45,201
1,305	Ventas, Inc.	46,628
1,499	Vornado Realty Trust	156,720

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
686	Washington Real Estate Investment Trust	$25,437
1,058	Weingarten Realty Investors	42,278
		3,955,910
	Recreational Products (0.3%)
3,336	Activision, Inc.*	39,865
426	Arctic Cat, Inc.	7,527
2,258	Atari, Inc.*	1,581
1,229	Brunswick Corp.	36,342
1,069	Callaway Golf Co.	13,523
3,430	Electronic Arts Inc.*	161,587
1,975	Hasbro, Inc.	36,933
529	K2 Inc.*	5,565
594	Leapfrog Enterprises, Inc. (Class A)*	5,928
755	Marvel Entertainment, Inc.*	13,348
4,553	Mattel, Inc.	82,136
635	Polaris Industries Inc.	24,270
964	Scientific Games Corp. (Class A)*	32,747
1,186	Take-Two Interactive Software, Inc.*	12,702
559	Thor Industries, Inc.	23,948
964	THQ, Inc.*	21,873
549	Winnebago Industries, Inc.	15,872
334	WMS Industries, Inc.*	8,861
		544,608
	Regional Banks (2.0%)
148	1st Source Corp.	4,801
191	Alabama National BanCorporation	12,940
450	Amcore Financial, Inc.	12,893
3,712	AmSouth Bancorporation	106,386
1,461	Associated Banc-Corp.	45,817
120	BancFirst Corp.	5,717
1,033	BancorpSouth, Inc.	28,253
617	Bank of Hawaii Corp.	30,566
376	BOK Financial Corp.	19,338
444	Boston Private Financial Holdings, Inc.	11,158
322	Capital City Bank Group, Inc.	10,459
612	Cathay General Bancorp, Inc.	22,491
313	Central Pacific Financial Corp.	$10,955
507	Chemical Financial Corp.	15,519
759	Chittenden Corp.	21,419
660	Citizens Banking Corp.	16,757
325	City Holding Co.	12,594
525	City National Corp.	35,023
1,779	Colonial BancGroup, Inc. (The)	45,187
2,019	Commerce Bancorp, Inc.	68,585
755	Commerce Bancshares, Inc.	38,414
506	Community Bank System, Inc.	10,707
1,456	Compass Bancshares, Inc.	85,817
546	Corus Bankshares, Inc.	12,607
707	Cullen/Frost Bankers, Inc.	41,515
1,075	CVB Financial Corp.	16,007
762	East West Bancorp, Inc.	30,747
902	F.N.B. Corp.	14,919
5,317	Fifth Third Bancorp	202,790
1,225	First Bancorp (Puerto Rico)	11,625
627	First Charter Corp.	14,785
94	First Citizens BancShares, Inc. (Class A)	19,473
1,118	First Commonwealth Financial Corp.	14,523
309	First Community Bancorp	16,958
803	First Financial Bancorp	11,989
216	First Financial Bankshares, Inc.	8,288
264	First Financial Corp.	7,904
1,464	First Horizon National Corp.	61,342
361	First Merchants Corp.	8,444
774	First Midwest Bancorp, Inc.	27,632
426	First Republic Bank	18,118
1,123	FirstMerit Corp.	24,616
509	Flagstar Bancorp	7,411
465	Frontier Financial Corp.	17,963
2,251	Fulton Financial Corp.	37,254
588	Glacier Bancorp, Inc.	18,016
825	Greater Bay Bancorp	23,628
394	Hancock Holding Co.	20,330
512	Harleysville National Corp.	10,762
285	Independent Bank Corp. – Massachusetts	9,664

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
683	International Bancshares Corp.	$19,787
291	Irwin Financial Corp.	5,712
879	M&T Bank Corp.	107,168
2,287	Marshall & Ilsley Corp.	107,420
1,413	Mercantile Bankshares Corp.	50,246
457	Mid-State Bancshares	12,334
348	Midwest Banc Holdings, Inc.	7,590
676	National Penn Bancshares, Inc.	13,790
536	NBT Bancorp, Inc.	12,692
4,903	North Fork Bancorporation, Inc.	138,902
2,289	Northern Trust Corp.	130,702
992	Old National Bancorp	18,927
416	Oriental Financial Group, Inc.	5,229
619	Pacific Capital Bancorp	18,236
190	Park National Corp.	19,302
370	Prosperity Bancshares, Inc.	13,013
543	Provident Bankshares Corp.	19,966
528	R&G Financial Corp. (Class B) (Puerto Rico)	4,382
1,272	Republic Bancorp Inc.	16,612
380	S & T Bancorp, Inc.	11,883
283	Sandy Spring Bancorp, Inc.	10,171
94	Santander BanCorp. (Puerto Rico)	2,118
1,365	Sky Financial Group, Inc.	33,483
1,143	South Financial Group, Inc. (The)	30,884
366	Sterling Bancorp	7,382
863	Sterling Bancshares, Inc.	16,906
516	Sterling Financial Corp.	11,161
215	Suffolk Bancorp	6,843
776	Susquehanna Bancshares, Inc.	18,764
509	SVB Financial Group*	22,813
3,068	Synovus Financial Corp.	86,702
1,566	TCF Financial Corp.	42,141
610	Texas Regional Bancshares, Inc. (Class A)	23,125
1,283	Trustco Bank Corp. of New York	14,126
597	Trustmark Corp.	18,931
20,111	U.S. Bancorp	643,552
1,309	UCBH Holdings, Inc.	$21,834
540	UMB Financial Corp.	18,560
704	Umpqua Holdings Corp.	18,367
591	United Bankshares, Inc.	21,057
625	United Community Banks, Inc.	19,713
1,501	Valley National Bancorp	38,981
391	WesBanco, Inc.	11,554
456	Westamerica Bancorporation	21,938
902	Whitney Holding Corp.	32,553
819	Wilmington Trust Corp.	35,667
364	Wintrust Financial Corp.	17,476
1,197	Zions Bancorporation	98,322
		3,460,123
	Restaurants (0.8%)
1,164	Applebee's International, Inc.	20,673
580	Bob Evans Farms, Inc.	15,973
1,111	Brinker International, Inc.	35,996
390	CBRL Group, Inc.	12,741
419	CEC Entertainment, Inc.*	12,373
1,139	Cheesecake Factory, Inc. (The)*	26,026
1,124	CKE Restaurants, Inc.	17,310
1,658	Darden Restaurants, Inc.	56,040
195	IHOP Corp.	8,865
503	Jack in the Box Inc.*	19,838
1,124	Krispy Kreme Doughnuts, Inc.*	9,520
287	Landry's Restaurants, Inc.	8,119
405	Lone Star Steakhouse & Saloon, Inc.	9,473
14,080	McDonald's Corp.	498,291
1,046	OSI Restaurant Partners, Inc.	30,219
397	P.F. Chang's China Bistro, Inc.*	12,001
419	Panera Bread Co. (Class A)*	21,918
396	Papa John's International, Inc.*	12,727
557	RARE Hospitality International, Inc.*	14,649
297	Red Robin Gourmet Burgers Inc.*	11,538
900	Ruby Tuesday, Inc.	19,764
685	Ryan's Restaurant Group Inc.*	10,796

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,272	Sonic Corp.*	$25,033
8,683	Starbucks Corp.*	297,480
528	The Steak n Shake Co.*	7,804
545	Triarc Companies, Inc. (Class B)	7,625
1,363	Wendy's International, Inc.	81,998
3,089	Yum! Brands, Inc.	139,005
		1,443,795
	Savings Banks (0.8%)
355	Anchor Bancorp Wisconsin, Inc.	10,544
1,138	Astoria Financial Corp.	33,856
738	Bank Mutual Corp.	9,092
763	BankAtlantic Bancorp, Inc. (Class A)	10,590
578	BankUnited Financial Corp.	17,103
1,013	Brookline Bancorp, Inc.	13,149
376	Capitol Federal Financial	13,062
70	Charter Financial Corp.	2,600
828	Dime Community Bancshares	11,567
252	Downey Financial Corp.	16,720
439	Fidelity Bankshares, Inc.	16,902
1,477	First Niagara Financial Group, Inc.	21,609
270	Firstfed Financial Corp.*	15,242
3,459	Golden West Financial Corp.	254,790
350	Harbor Florida Bancshares, Inc.	15,477
6,069	Hudson City Bancorp, Inc.	78,715
480	MAF Bancorp, Inc.	19,680
470	MB Financial, Inc.	16,713
984	NetBank, Inc.	5,412
2,939	New York Community Bancorp, Inc.	47,994
1,538	Newalliance Bancshares Inc.	21,701
221	Northwest Bancorp, Inc.	5,580
852	People's Bank	30,578
263	PFF Bancorp, Inc.	9,876
589	Provident Financial Services, Inc.	10,626
4,447	Sovereign Bancorp, Inc.	91,786
475	Sterling Financial Corp.	15,186
2,077	W. Holding Co., Inc. (Puerto Rico)	10,946
1,268	Washington Federal, Inc.	28,365
11,208	Washington Mutual, Inc.	$500,998
733	Webster Financial Corp.	34,568
		1,391,027
	Semiconductors (2.1%)
487	Actel Corp.*	6,604
5,293	Advanced Micro Devices, Inc.*	102,631
2,547	Agere Systems Inc.*	37,084
4,301	Altera Corp.*	74,450
584	Amis Holdings, Inc.*	5,478
4,145	Analog Devices, Inc.	134,008
5,935	Atmel Corp.*	28,429
4,941	Broadcom Corp. (Class A)*	118,535
1,550	Cirrus Logic, Inc.*	10,804
6,150	Conexant Systems, Inc.*	11,009
1,817	Cypress Semiconductor Corp.*	27,600
564	DSP Group, Inc.*	13,513
755	ESS Technology, Inc.*	1,291
788	Exar Corp.*	10,205
1,613	Fairchild Semiconductor Corp. (Class A)*	26,389
4,641	Freescale Semiconductor Inc. (Class B)*	132,361
617	Genesis Microchip, Inc.*	8,330
2,440	Integrated Device Technology, Inc.*	37,747
546	Integrated Silicon Solution, Inc.*	2,861
65,720	Intel Corp.	1,182,960
858	International Rectifier Corp.*	30,588
1,601	Intersil Corp. (Class A)	37,640
1,619	Lattice Semiconductor Corp.*	9,552
3,470	Linear Technology Corp.	112,255
4,616	LSI Logic Corp.*	37,851
5,326	Marvell Technology Group, Ltd. (Bermuda)*	98,797
3,623	Maxim Integrated Products, Inc.	106,444
1,255	Micrel, Inc.*	13,403
2,541	Microchip Technology Inc.	81,973
8,122	Micron Technology, Inc.*	126,622
910	Microsemi Corp.*	23,023

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
2,022	Mindspeed Technologies Inc.*	$3,619
3,813	National Semiconductor Corp.	88,690
3,897	NVIDIA Corp.*	86,241
1,666	ON Semiconductor Corp.*	10,479
871	Pixelworks, Inc.*	1,890
2,735	PMC – Sierra, Inc.*	13,976
508	Power Integrations, Inc.*	8,077
1,278	Rambus Inc.*	22,531
2,359	RF Micro Devices, Inc.*	14,531
884	Semtech Corp.*	11,404
655	Sigmatel Corp.*	3,223
1,378	Silicon Image, Inc.*	14,579
564	Silicon Laboratories Inc.*	20,823
1,753	Silicon Storage Technology, Inc.*	6,977
2,406	Skyworks Solutions, Inc.*	10,562
328	Standard Microsystems Corp.*	8,718
17,604	Texas Instruments Inc.	524,247
2,640	Transmeta Corp.*	3,564
2,157	TriQuint Semiconductor, Inc.*	10,181
5,450	Vitesse Semiconductor Corp.*	5,123
3,881	Xilinx, Inc.	78,745
793	Zoran Corp.*	12,728
		3,611,345
	Services to the Health Industry (0.5%)
262	Advisory Board Co. (The)*	12,138
621	Albany Molecular Research, Inc.*	5,589
828	Cerner Corp.*	33,517
708	Covance, Inc.*	45,142
789	Dendrite International, Inc.*	7,188
890	Eclipsys Corp.*	17,373
3,426	Emdeon Corp.*	41,215
964	eResearch Technology, inc.*	8,155
1,432	Express Scripts, Inc.*	110,307
2,257	IMS Health Inc.	61,932
1,408	Laboratory Corp. of America Holdings*	90,703
3,408	Medco Health Solutions Inc.*	202,197
825	Odyssey Healthcare, Inc.*	14,858
1,381	Omnicare, Inc.	$62,504
501	PAREXEL International Corp.*	14,865
411	Per-Se Technologies, Inc.*	9,811
1,160	Pharmaceutical Product Development, Inc.	44,637
1,805	Quest Diagnostics Inc.	108,517
562	Stericycle, Inc.*	37,755
306	VistaCare, Inc. (Class A)*	3,562
		931,965
	Specialty Insurance (0.4%)
1,189	Ambac Financial Group, Inc.	98,818
1,227	Assurant, Inc.	59,105
256	CNA Surety Corp.*	4,672
1,892	Fidelity National Financial, Inc.	72,558
418	Fidelity National Title Group, Inc. (Class A)	7,888
1,046	First American Corp.	38,712
191	LandAmerica Financial Group, Inc.	12,192
100	Markel Corp.*	34,065
1,569	MBIA Inc.	92,273
988	MGIC Investment Corp.	56,227
1,010	PMI Group, Inc. (The)	42,885
482	Proassurance Corp.*	23,960
931	Radian Group, Inc.	57,284
349	Stewart Information Services Corp.	11,999
279	Triad Guaranty, Inc.*	13,917
		626,555
	Specialty Stores (0.7%)
376	AC Moore Arts & Crafts, Inc.*	6,467
1,328	Advance Auto Parts, Inc.	40,199
249	Asbury Automotive Group Inc.*	4,997
1,662	AutoNation, Inc.*	32,741
669	AutoZone, Inc.*	58,785
772	Barnes & Noble, Inc.	25,877
3,189	Bed Bath & Beyond Inc.*	106,768
685	Bombay Co., Inc. (The)*	1,486
1,047	Borders Group, Inc.	19,903
1,326	CarMax Inc.*	46,145

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
1,200	Claire's Stores, Inc.	$30,036
445	Cost Plus, Inc.*	6,003
1,037	CSK Auto Corp.*	12,558
401	Dick's Sporting Goods, Inc.*	14,600
295	Group 1 Automotive, Inc.	18,089
413	Guitar Center, Inc.*	17,561
428	Haverty Furniture Companies, Inc.	6,595
675	Hibbett Sporting Goods, Inc.*	13,338
450	Jo-Ann Stores, Inc.*	6,390
1,571	Michaels Stores, Inc.	66,642
3,251	Office Depot, Inc.*	117,199
864	OfficeMax Inc.	35,519
1,393	O'Reilly Automotive, Inc.*	39,492
1,052	Pep Boys-Manny Moe & Jack	11,341
283	PETCO Animal Supplies, Inc.*	7,944
1,678	PETsMART, Inc.	39,534
1,279	Pier 1 Imports, Inc.	8,697
635	Regis Corp.	21,387
842	Rent-A-Center, Inc.*	22,675
295	Sharper Image Corp.*	3,183
673	Sonic Automotive, Inc.	15,479
8,264	Staples, Inc.	178,668
1,717	Tiffany & Co.	54,240
466	Tractor Supply Co.*	21,315
457	Tuesday Morning Corp.	6,608
694	United Auto Group, Inc.	14,845
388	West Marine, Inc.*	4,908
1,178	Williams-Sonoma, Inc.	37,460
581	Zale Corp.*	14,879
		1,190,553
	Specialty Telecommunications (0.4%)
4,757	American Tower Corp. (Class A)*	160,787
790	Broadwing Corporation*	7,260
1,228	CenturyTel, Inc.	47,364
4,054	Citizens Communications Co.	52,013
364	Commonwealth Telephone Enterprises, Inc.	12,198
4,303	Covad Communications Group, Inc. (c)*	6,885
2,550	Crown Castle International Corp.*	$89,837
1,093	General Communication, Inc. (Class A)*	13,039
939	MasTec, Inc.*	12,273
1,056	Premiere Global Services Inc*	7,740
17,401	Qwest Communications International, Inc.*	139,034
284	SureWest Communications	4,953
957	Time Warner Telecom Inc. (Class A)*	16,030
374	Verso Technologies, Inc.*	322
379	West Corp.*	18,086
5,008	Windstream Corp.	62,755
		650,576
	Steel (0.3%)
1,410	AK Steel Holding Corp.*	18,217
1,060	Allegheny Technologies Inc.	67,723
250	Carpenter Technology Corp.	24,600
277	Chaparral Steel Co.*	19,443
632	Cleveland-Cliffs, Inc.	22,847
3,196	Nucor Corp.	169,931
200	Oregon Steel Mills, Inc.*	9,248
454	Quanex Corp.	16,476
808	Reliance Steel & Aluminum Co.	28,967
319	Schnitzer Steel Industries, Inc.	10,814
605	Steel Dynamics, Inc.	35,102
1,230	United States Steel Corp.	77,576
1,167	Worthington Industries, Inc.	23,830
		524,774
	Telecommunication Equipment (1.3%)
1,472	ADC Telecommunications, Inc.*	18,003
833	ADTRAN, Inc.	18,218
2,386	Andrew Corp.*	20,162
1,462	Arris Group, Inc.*	15,629
1,030	At Road, Inc.*	4,501
2,392	Avanex Corp.*	3,086
708	C-COR Inc.*	4,680
7,865	CIENA Corp.*	28,550
697	CommScope, Inc.*	21,767

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
408	Comtech Telecommunications Corp.*	$11,326
2,257	Comverse Technology, Inc.*	43,741
17,484	Corning, Inc.*	333,420
605	Ditech Networks Inc.*	4,913
679	Garmin Ltd. (Cayman Islands)	64,498
1,180	Harmonic, Inc.*	5,959
1,598	Harris Corp.	72,789
878	InterDigital Communications Corp.*	24,066
488	Inter-Tel, Inc.	10,463
668	Intervoice, Inc.*	4,222
50,247	Lucent Technologies Inc.*	107,026
28,144	Motorola, Inc.	640,557
442	Oplink Communications Inc.*	6,586
853	Plantronics, Inc.	13,273
1,058	Polycom, Inc.*	23,488
1,407	Powerwave Technologies, Inc.*	11,172
18,939	QUALCOMM, Inc.	667,789
4,521	Sonus Networks, Inc.*	20,254
357	SpectraLink Corp.	2,845
1,520	Stratex Network, Inc.*	5,335
3,273	Sycamore Networks, Inc.*	11,914
1,033	Tekelec*	10,630
4,901	Tellabs, Inc.*	46,069
1,454	Terayon Communication Systems, Inc.*	1,207
769	Trimble Navigation Ltd.*	36,935
512	ViaSat, Inc.*	12,646
961	Westell Technologies, Inc. (Class A)*	2,191
		2,329,910
	Textiles (0.0%)
328	Albany International Corp. (Class A)	11,785
	Tobacco (1.3%)
23,400	Altria Group, Inc.	1,871,298
966	Loews Corp. – Carolina Group	55,429
931	Reynolds American, Inc.	118,032
461	Universal Corp.	16,283
1,928	UST, Inc.	$97,460
359	Vector Group Ltd.	5,812
		2,164,314
	Tools/Hardware (0.1%)
857	Black & Decker Corp.	60,427
739	Briggs & Stratton Corp.	18,918
767	Snap-On, Inc.	32,222
1,045	Stanley Works (The)	47,412
620	Toro Co. (The)	25,674
		184,653
	Trucking (0.1%)
369	Arkansas Best Corp.	16,395
1,090	Heartland Express, Inc.	16,405
1,607	Hunt (J.B.) Tansport Services, Inc.	33,056
672	Knight Transportation, Inc.	11,532
829	Landstar System, Inc.	35,390
398	Old Dominion Freight Line, Inc.*	12,967
630	Swift Transportation Co., Inc.*	16,853
977	Werner Enterprises, Inc.	17,586
800	YRC Worldwide Inc.*	31,824
		192,008
	Trucks/Construction/Farm Machinery (0.7%)
1,295	AGCO Corp.*	29,733
7,580	Caterpillar Inc.	537,195
447	Cummins Inc.	52,299
2,656	Deere & Co.	192,746
919	Federal Signal Corp.	13,721
500	Gardner Denver Inc.*	17,325
1,462	JLG Industries, Inc.	26,462
1,410	Joy Global Inc.	52,903
770	Manitowoc Co., Inc.	30,230
28	NACCO Industries, Inc. (Class A)	3,869
890	Navistar International Corp.*	19,900
907	OshKosh Truck Corp.	38,892
1,883	PACCAR, Inc.	152,052
1,246	Terex Corp.*	55,871
918	Trinity Industries, Inc.	30,680

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

NUMBER OF SHARES		VALUE
504	Wabash National Corp.	$7,177
592	Wabtec Corp.	15,724
		1,276,779
	Water Utilities (0.0%)
1,542	Aqua America Inc.	33,616
331	California Water Service Group	12,115
1,208	Nalco Holding Co.*	20,355
		66,086
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	11,403
2,085	Genuine Parts Co.	86,819
962	Grainger (W.W.), Inc.	59,731
485	Handleman Co.	3,444
657	MSC Industrial Direct Co., Inc. (Class A)	27,088
774	Pool Corp.	30,132
366	School Specialty, Inc.*	11,712
453	United Stationers, Inc.*	22,274
586	WESCO International, Inc.*	34,135
		286,738
	Wireless Telecommunications (0.1%)
472	Centennial Communications Corp. (Class A)	2,511
2,070	Dobson Communications Corp. (Class A)*	13,890
200	Leap Wireless Intl Inc.*	8,940
1,580	NII Holdings, Inc.*	83,392
694	Price Communications Corp.*	12,048
1,156	SBA Communications Corp.*	27,605
1,186	Suncom Wireless Holdings Inc. (Class A)*	1,649
1,269	Telephone & Data Systems, Inc.	51,851
301	United States Cellular Corp.*	18,105
		219,991
	Total Common Stocks (Cost $130,842,756)	164,560,659

NUMBER OF WARRANTS		VALUE
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co. (expire 06/16/11)*	$3,057
452	TIMCO Aviation Services, Inc. (expire 12/31/07)*	0
		3,057
	Internet Retail (0.0%)
488	Expedia Inc. (expire 02/04/09)*	1,925
488	IAC/InterActiveCorp (expire 02/04/09)*	5,109
		7,034
	Total Warrants (Cost $7,460)	10,091

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (5.4%)
Repurchase Agreement
$9,270	Joint repurchase agreement account 5.27% due 08/01/06 (dated 07/31/06; proceeds $9,271,357) (b) (Cost $9,270,000)	9,270,000

Total Investments (Cost $140,120,216) (c) (d)	100.2%	173,840,750
Liabilities in Excess of Other Assets	(0.2)	(300,166)
Net Assets	100.0%	$173,540,584

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2006 continued

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $412,200.
(a)	Securities with total market value equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $8,368,207 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $140,051,384. The aggregate gross unrealized appreciation is $58,834,906 and the aggregate gross unrealized depreciation is $25,045,540, resulting in net unrealized appreciation of $33,789,366.

Futures Contracts Open at July 31, 2006:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
75	Long	S&P 500 E-Mini Index September 2006	$4,806,750	$81,521
36	Long	Russell 2000 E-Mini Index September 2006	2,536,560	58,105
5	Long	S&P 500 Index September 2006	1,602,250	25,225
	Total Unrealized Appreciation			$164,851

Summary of Investments July 31, 2006:

SECTOR	VALUE		PERCENT OF NET ASSETS
Finance	$36,990,186		21.3%
Health Technology	15,815,149		9.1
Electronic Technology	15,293,014		8.8
Energy Minerals	12,276,834		7.1
Producer Manufacturing	10,802,218		6.2
Consumer Non-Durables	10,758,281		6.2
Technology Services	9,811,469		5.7
Repurchase Agreement	9,270,000		5.4
Consumer Services	8,808,693		5.1
Retail Trade	8,621,054		5.0
Utilities	6,366,023		3.7
Industrial Services	5,285,740		3.0
Communications	5,185,093		3.0
Health Services	3,906,077		2.2
Process Industries	3,796,220		2.2
Transportation	2,826,883		1.6
Consumer Durables	2,459,673		1.4
Commercial Services	2,064,720		1.2
Non-Energy Minerals	2,013,815		1.2
Distribution Services	1,466,760		0.8
Miscellaneous	22,848		0.0
	$173,840,750	***	100.2%

***	Does not include open long futures contracts with an underlying face amount of $8,945,560 with total unrealized appreciation of $164,851.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2006

Assets:
Investments in securities, at value (cost $139,562,735)	$173,007,239
Investments in affiliates (cost $557,481)	833,511
Cash	356
Receivable for:
Dividends	157,105
Shares of beneficial interest sold	29,217
Investments sold	5,823
Interest	1,357
Foreign withholding taxes reclaimed	219
Prepaid expenses and other assets	17,193
Total Assets	174,052,020
Liabilities:
Payable for:
Shares of beneficial interest redeemed	275,558
Distribution fee	125,800
Administration fee	12,306
Variation margin	10,880
Transfer agent fee	8,167
Investments purchased	6,006
Accrued expenses and other payables	72,719
Total Liabilities	511,436
Net Assets	$173,540,584
Composition of Net Assets:
Paid-in-capital	$192,782,275
Net unrealized appreciation	33,885,385
Accumulated undistributed net investment income	859,831
Accumulated net realized loss	(53,986,907)
Net Assets	$173,540,584
Class A Shares:
Net Assets	$24,833,331
Shares Outstanding (unlimited authorized, $.01 par value)	2,231,412
Net Asset Value Per Share	$11.13
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.75
Class B Shares:
Net Assets	$113,008,459
Shares Outstanding (unlimited authorized, $.01 par value)	10,426,821
Net Asset Value Per Share	$10.84
Class C Shares:
Net Assets	$28,778,814
Shares Outstanding ( unlimited authorized, $.01 par value )	2,658,960
Net Asset Value Per Share	$10.82
Class D Shares:
Net Assets	$6,919,980
Shares Outstanding (unlimited authorized, $.01 par value)	615,862
Net Asset Value Per Share	$11.24

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2006

Net Investment Income:
Income
Dividends (net of $397 foreign withholding tax)	$3,661,479
Dividends from affiliate	16,174
Interest	221,572
Total Income	3,899,225
Expenses
Distribution fee (Class A shares)	62,360
Distribution fee (Class B shares)	1,331,519
Distribution fee (Class C shares)	291,460
Transfer agent fees and expenses	311,153
Investment advisory fee	250,401
Administration fee	166,934
Shareholder reports and notices	117,851
Registration fees	77,611
Custodian fees	68,483
Professional fees	64,790
Trustees' fees and expenses	2,783
Other	26,667
Total Expenses	2,772,012
Less: amounts waived/reimbursed	(251,219)
Less: expense offset	(783)
Net Expenses	2,520,010
Net Investment Income	1,379,215
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	6,109,226
Futures contracts	207,313
Capital gain distribution received	1,408
Net Realized Gain	6,317,947
Net Change in Unrealized Appreciation/Depreciation on:
Investments	944,636
Futures contracts	(73,700)
Net Appreciation	870,936
Net Gain	7,188,883
Net Increase	$8,568,098

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2006	FOR THE YEAR ENDED JULY 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,379,215	$1,785,442
Net realized gain	6,317,947	3,359,329
Net change in unrealized appreciation	870,936	30,564,606
Net Increase	8,568,098	35,709,377
Dividends to Shareholders from Net Investment Income:
Class A shares	(296,306)	(144,845)
Class B shares	(424,554)	(690,071)
Class C shares	(127,435)	(125,529)
Class D shares	(302,918)	(339,565)
Total Dividends	(1,151,213)	(1,300,010)
Net decrease from transactions in shares of beneficial interest	(70,877,019)	(42,794,685)
Net Decrease	(63,460,134)	(8,385,318)
Net Assets:
Beginning of period	237,000,718	245,386,036
End of Period
(Including accumulated undistributed net investment income of $859,831 and $773,340, respectively)	$173,540,584	$237,000,718

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006

1.   Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 Composite Index (the ‘‘Index’’). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s other expenses and/or waiving the Fund’s Advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,665,876 at July 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $100, $274,756 and $3,158, respectively and received $21,280 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2006 aggregated $4,277,666 and $77,014,098, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $306,492, including realized gains of $67,336.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2006		FOR THE YEAR ENDED JULY 31, 2005
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	174,673	$1,921,922	446,059	$4,701,247
Conversion from Class B	295,324	3,266,337	1,287,631	12,398,688
Reinvestment of dividends	25,066	274,974	13,311	137,233
Redeemed	(748,154)	(8,212,041)	(483,614)	(4,852,539)
Net increase (decrease) – Class A	(253,091)	(2,748,808)	1,263,387	12,384,629
CLASS B SHARES
Sold	227,262	2,423,451	787,822	7,648,409
Conversion to Class A	(302,845)	(3,266,337)	(1,254,944)	(12,398,688)
Reinvestment of dividends	35,940	385,639	61,790	622,226
Redeemed	(4,271,106)	(45,571,012)	(5,044,948)	(48,868,919)
Net decrease – Class B	(4,310,749)	(46,028,259)	(5,450,280)	(52,996,972)
CLASS C SHARES
Sold.	461,855	5,028,703	419,450	4,138,191
Reinvestment of dividends	10,428	111,788	10,801	108,765
Redeemed	(735,643)	(7,798,600)	(762,933)	(7,432,572)
Net decrease – Class C	(263,360)	(2,658,109)	(332,682)	(3,185,616)
CLASS D SHARES
Sold.	401,602	4,448,774	1,178,414	11,738,141
Reinvestment of dividends	23,316	257,646	26,843	278,634
Redeemed	(2,202,619)	(24,148,263)	(1,094,819)	(11,013,501)
Net increase (decrease) – Class D	(1,777,701)	(19,441,843)	110,438	1,003,274
Net decrease in Fund	(6,604,901)	$(70,877,019)	(4,409,137)	$(42,794,685)

6.   Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures (‘‘futures contracts’’).

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2006	FOR THE YEAR ENDED JULY 31, 2005
Ordinary income	$1,151,213	$1,300,010

As of July 31, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$663,392
Undistributed long-term gains	—

Net accumulated earnings	663,392
Capital loss carryforward*	(53,694,014)
Temporary differences	(435)
Net unrealized appreciation	33,789,366

Total accumulated losses	$(19,241,691)

*   During the year ended July 31, 2006, the Fund utilized $6,405,718 of its net capital loss carryforward. As of July 31, 2006, the Fund had a net capital loss carryforward of $53,694,014 of which $9,999,400 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to-market of open futures contracts and tax adjustments on real estate

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2006 continued

investment trusts (‘‘REITs’’) and partnership investments held by the Fund and permanent book/tax differences primarily attributable to tax adjustments on REITs and partnership investments sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $141,511.

9.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants’ motion to dismiss in its entirety. Additionally, the Court denied Plaintiff’s motion to supplement their complaint. This matter is now concluded.

10.   New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2006	2005	2004	2003	2002
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.74	$9.32	$8.33	$7.52	$9.70
Income (loss) from investment operations:
Net investment income‡	0.13	0.13	0.08	0.08	0.06
Net realized and unrealized gain (loss)	0.39	1.41	0.98	0.76	(2.24)
Total income (loss) from investment operations	0.52	1.54	1.06	0.84	(2.18)
Less dividends from net investment income	(0.13)	(0.12)	(0.07)	(0.03)	—
Net asset value, end of period	$11.13	$10.74	$9.32	$8.33	$7.52
Total Return†	4.86%	16.53%	12.79%	11.23%	(22.47)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.65%	0.65%	0.72%	0.75%	0.75%
Net investment income	1.22%	1.33%	0.91%	1.01%	0.67%
Supplemental Data:
Net assets, end of period, in thousands	$24,833	$26,673	$11,383	$12,865	$13,410
Portfolio turnover rate	2%	5%	3%	4%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2006	0.77%	1.10%
July 31, 2005	0.84	1.14
July 31, 2004	0.87	0.76
July 31, 2003	0.94	0.82
July 31, 2002	0.90	0.52

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2006	2005	2004	2003	2002
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.44	$9.07	$8.11	$7.35	$9.56
Income (loss) from investment operations:
Net investment income (loss)‡	0.05	0.06	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	0.38	1.35	0.97	0.75	(2.20)
Total income (loss) from investment operations	0.43	1.41	0.98	0.77	(2.21)
Less dividends from net investment income	(0.03)	(0.04)	(0.02)	(0.01)	—
Net asset value, end of period	$10.84	$10.44	$9.07	$8.11	$7.35
Total Return†	4.15%	15.53%	12.05%	10.46%	(23.12)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.40%	1.40%	1.47%	1.50%	1.50%
Net investment income (loss)	0.47%	0.58%	0.16%	0.26%	(0.08)%
Supplemental Data:
Net assets, end of period, in thousands	$113,008	$153,897	$183,031	$182,932	$191,843
Portfolio turnover rate	2%	5%	3%	4%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2006	1.52%	0.35%
July 31, 2005	1.59	0.39
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.65	(0.23)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2006	2005	2004	2003	2002
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.44	$9.07	$8.11	$7.36	$9.56
Income (loss) from investment operations:
Net investment income‡	0.05	0.06	0.01	0.02	0.00
Net realized and unrealized gain (loss)	0.38	1.35	0.97	0.74	(2.20)
Total income (loss) from investment operations	0.43	1.41	0.98	0.76	(2.20)
Less dividends from net investment income	(0.05)	(0.04)	(0.02)	(0.01)	—
Net asset value, end of period	$10.82	$10.44	$9.07	$8.11	$7.36
Total Return†	4.10%	15.57%	12.13%	10.31%	(23.01)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.39%	1.38%	1.47%	1.50%	1.42%
Net investment income	0.48%	0.60%	0.16%	0.26%	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$28,779	$30,513	$29,514	$23,483	$24,616
Portfolio turnover rate	2%	5%	3%	4%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
July 31, 2006	1.51%	0.36%
July 31, 2005	1.57	0.41
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.57	(0.15)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2006	2005	2004	2003	2002
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.83	$9.40	$8.40	$7.57	$9.74
Income (loss) from investment operations:
Net investment income‡	0.16	0.16	0.11	0.09	0.08
Net realized and unrealized gain (loss)	0.40	1.41	0.99	0.78	(2.25)
Total income (loss) from investment operations	0.56	1.57	1.10	0.87	(2.17)
Less dividends from net investment income	(0.15)	(0.14)	(0.10)	(0.04)	—
Net asset value, end of period	$11.24	$10.83	$9.40	$8.40	$7.57
Total Return†	5.24%	16.75%	13.11%	11.54%	(22.28)%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.40%	0.40%	0.47%	0.50%	0.50%
Net investment income	1.47%	1.58%	1.16%	1.26%	0.92%
Supplemental Data:
Net assets, end of period, in thousands	$6,920	$25,918	$21,458	$13,347	$6,506
Portfolio turnover rate	2%	5%	3%	4%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2006	0.52%	1.35%
July 31, 2005	0.59	1.39
July 31, 2004	0.62	1.01
July 31, 2003	0.69	1.07
July 31, 2002	0.65	0.77

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Total Market Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the ‘‘Fund’’), including the portfolio of investments, as of July 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 25, 2006

Morgan Stanley Total Market Index Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Chairman of the Insurance Committee (since July 2006) and Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (72) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Board (since July 2006) and Trustee (since July 1991)	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Board of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairman of the Insurance Committee (July 1991-July 2006) Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (73) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since July 1991	Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chairman of the Retail Funds (July 1991-July 2006) and the Institutional Funds (July 2003-July 2006) and Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’).
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’) reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President (since September 2005) and Principal Executive Officer (since May 2003)	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Global Operating Officer of Morgan Stanley Investment Management Inc.; Chief Administrative Officer of Morgan Stanley Investment Advisors Inc.; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (51) Morgan Stanley Investment Management Ltd. 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Ltd.; Vice President (since February 2006) of the Retail and Institutional Funds.
Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President (since February 2006) of the Retail and Institutional Funds. Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director and General Counsel of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.
Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer (since July 2003) and Chief Financial Officer (since September 2002)	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2006 Federal Tax Notice (unaudited)

During the fiscal year ended July 31, 2006, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended July 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

TMIRPT-36085RPT-RA06-00842P-Y07/06	MORGAN STANLEY FUNDS
Morgan Stanley Total Market Index Fund Annual Report July 31, 2006

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006
                                           REGISTRANT      COVERED ENTITIES(1)
   AUDIT FEES.......................       $  26,720       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.....       $     531 (2)   $  5,190,300 (2)
             TAX FEES...............       $   5,400 (3)   $  2,044,491 (4)
             ALL OTHER FEES.........       $      -        $          -
   TOTAL NON-AUDIT FEES.............       $   5,931       $  7,234,791

   TOTAL............................       $  32,651       $  7,234,791

2005
                                           REGISTRANT        COVERED ENTITIES(1)
   AUDIT FEES.......................       $  26,817       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.....       $     540 (2)   $  3,215,745 (2)
             TAX FEES...............       $   5,237 (3)   $     24,000 (4)
             ALL OTHER FEES.........       $       -       $          -
   TOTAL NON-AUDIT FEES.............       $   5,777       $  3,239,745

   TOTAL............................       $  32,594       $  3,239,745

     N/A- Not applicable, as not required by Item 4.

     (1)  Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the
          Adviser that provides ongoing services to the Registrant.
     (2)  Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the
          Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
     (3)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the
          Registrant's tax returns.
     (4)  Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities'
          tax returns.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-----------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

     (f)  Not applicable.

     (g)  See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       10

                                                                    EXHIBIT 12 A

           CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
                                    OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

          OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

          Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

          Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

          Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

          Each Covered Officer must not:

          o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the
               Fund whereby the Covered Officer would benefit personally
               (directly or indirectly);

          o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

          o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

          Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

          Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

          o    service or significant business relationships as a director on the board of any public or private company;

          o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
               impropriety;

          o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

          o    a direct or indirect financial interest in commissions,
               transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

          o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;

          o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
               Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

          o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
               disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
               Funds; and

                                       13

          o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
               applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

          o    upon adoption of the Code (thereafter as applicable, upon
               becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

          o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

          o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

          o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

          The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

          The Funds will follow these procedures in investigating and enforcing this Code:

          o    the General Counsel will take all appropriate action to
               investigate any potential violations reported to him;

          o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

          o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

          o    if the directors/trustees/managing general partners who are not
               "interested persons" as defined by the Investment Company Act
               (the "Independent Directors/Trustees/Managing General Partners")
               of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-----------------
2    Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

               policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

          o    the Independent Directors/Trustees/Managing General Partners of
               the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

          o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

          This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

          Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

          The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A

                                    FUND LIST

                                       AT
                                  JULY 31, 2006

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.   Active Assets Government Securities Trust ("AA Government")
2.   Active Assets Institutional Government Securities Trust ("AA Institutional
     Government")
3.   Active Assets Institutional Money Trust ("AA Institutional Money")
4.   Active Assets Money Trust ("AA Money")
5.   Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.   Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.   Active Assets California Tax-Free Trust ("AA California")
8.   Active Assets Tax-Free Trust ("AA Tax-Free")
9.   Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
     Daily")
10.  Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11.  Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12.  Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13.  Morgan Stanley Allocator Fund ("Allocator Fund")+
14.  Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
15.  Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
16.  Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
17.  Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
18.  Morgan Stanley European Equity Fund Inc. ("European Equity")+
19.  Morgan Stanley Financial Services Trust ("Financial Services")+
20.  Morgan Stanley Focus Growth Fund ("Focus Growth")+
21.  Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
22.  Morgan Stanley Global Advantage Fund ("Global Advantage")+
23.  Morgan Stanley Global Dividend Growth Securities ("Global Dividend
     Growth")+
24.  Morgan Stanley Global Utilities Fund ("Global Utilities")+

                                       17

25.  Morgan Stanley Growth Fund ("Growth Fund")+
26.  Morgan Stanley Health Sciences Trust ("Health Sciences")+
27.  Morgan Stanley Income Builder Fund ("Income Builder")+
28.  Morgan Stanley Institutional Strategies Fund ("Institutional Strategies")+
29.  Morgan Stanley International Fund ("International Fund")+
30.  Morgan Stanley International SmallCap Fund ("International SmallCap")+
31.  Morgan Stanley International Value Equity Fund ("International Value")+
32.  Morgan Stanley Japan Fund ("Japan Fund")+
33.  Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
34.  Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
35.  Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
36.  Morgan Stanley Natural Resource Development Securities Inc. ("Natural
     Resource")+
37.  Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
38.  Morgan Stanley Real Estate Fund ("Real Estate")+
39.  Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
40.  Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
41.  Morgan Stanley Special Growth Fund ("Special Growth")+
42.  Morgan Stanley Special Value Fund ("Special Value")+
43.  Morgan Stanley Technology Fund ("Technology")+
44.  Morgan Stanley Total Market Index Fund ("Total Market Index")+
45.  Morgan Stanley Total Return Trust ("Total Return")+
46.  Morgan Stanley Utilities Fund ("Utilities Fund")+
47.  Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

48.  Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
49.  Morgan Stanley Balanced Income Fund ("Balanced Income")+

     ASSET ALLOCATION FUND
     ---------------------

50. Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

51.  Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
52.  Morgan Stanley Flexible Income Trust ("Flexible Income")+
53.  Morgan Stanley Income Trust ("Income Trust")+
54.  Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
55.  Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
56.  Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
     Treasury")
57.  Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58.  Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+
59.  Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

                                       18

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

60.  Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
61.  Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
62.  Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
63.  Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

64.  Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
     o    Balanced Growth Portfolio
     o    Capital Opportunities Portfolio
     o    Developing Growth Portfolio
     o    Dividend Growth Portfolio
     o    Equally-Weighted S&P 500 Portfolio
     o    Flexible Income Portfolio
     o    Focus Growth Portfolio
     o    Global Equity Portfolio
     o    Growth Portfolio
     o    Money Market Portfolio
     o    Utilities Portfolio

65.  Morgan Stanley Variable Investment Series ("Variable Investment")
     o    Aggressive Equity Portfolio
     o    Dividend Growth Portfolio
     o    Equity Portfolio
     o    European Equity Portfolio
     o    Global Advantage Portfolio
     o    Global Dividend Growth Portfolio
     o    High Yield Portfolio
     o    Income Builder Portfolio
     o    Limited Duration Portfolio
     o    Money Market Portfolio
     o    Income Plus Portfolio
     o    S&P 500 Index Portfolio
     o    Strategist Portfolio
     o    Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

66.  Morgan Stanley Government Income Trust ("Government Income")
67.  Morgan Stanley Income Securities Inc. ("Income Securities")

                                       19

68.  Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

69.  Morgan Stanley California Insured Municipal Income Trust ("California
     Insured Municipal")
70.  Morgan Stanley California Quality Municipal Securities ("California Quality
     Municipal")
71.  Morgan Stanley Insured California Municipal Securities ("Insured California
     Securities")
72.  Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
73.  Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
74.  Morgan Stanley Insured Municipal Securities ("Insured Municipal
     Securities")
75.  Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
76.  Morgan Stanley Municipal Income Opportunities Trust ("Municipal
     Opportunities")
77.  Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
     Opportunities II")
78.  Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
     Opportunities III")
79.  Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
80.  Morgan Stanley New York Quality Municipal Securities ("New York Quality
     Municipal")
81.  Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
82.  Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
     Investment")
83.  Morgan Stanley Quality Municipal Securities ("Quality Municipal
     Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.   Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

     Active Portfolios:

          o    Active International Allocation Portfolio
          o    Emerging Markets Portfolio
          o    Emerging Markets Debt Portfolio
          o    Focus Equity Portfolio
          o    Global Franchise Portfolio
          o    Global Real Estate Portfolio
          o    Global Value Equity Portfolio
          o    International Equity Portfolio
          o    International Growth Equity Portfolio
          o    International Magnum Portfolio

                                       20

          o    International Real Estate Portfolio
          o    International Small Cap Portfolio
          o    Large Cap Relative Value Portfolio
          o    Money Market Portfolio
          o    Municipal Money Market Portfolio
          o    Small Company Growth Portfolio
          o    Systematic Active large Cap Core Portfolio
          o    Systematic Active Small Cap Core Portfolio
          o    Systematic Active Small Cap Growth Portfolio
          o    Systematic Active Small Cap Value Portfolio
          o    U.S. Large Cap Growth Portfolio
          o    U.S. Real Estate Portfolio

     Inactive Portfolios*:

          o    China Growth Portfolio
          o    Gold Portfolio
          o    Large Cap Relative Value Portfolio
          o    MicroCap Portfolio
          o    Mortgage-Backed Securities Portfolio
          o    Municipal Bond Portfolio
          o    U.S. Equity Plus Portfolio

2.   Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

     Active Portfolios:

         o    Advisory Portfolio
         o    Advisory Foreign Fixed Income II Portfolio
         o    Advisory Foreign Fixed Income Portfolio
         o    Balanced Portfolio
         o    Core Fixed Income Portfolio
         o    Core Plus Fixed Income Portfolio
         o    Equity Portfolio
         o    Equity Plus Portfolio
         o    High Yield Portfolio
         o    Intermediate Duration Portfolio
         o    International Fixed Income Portfolio
         o    Investment Grade Fixed Income Portfolio
         o    Limited Duration Portfolio
         o    Long Duration Fixed Income Portfolio

-----------------
* Have not commenced or have ceased operations

                                       21

         o    Mid-Cap Growth Portfolio
         o    Municipal Portfolio
         o    U.S. Mid-Cap Value Portfolio
         o    U.S. Small-Cap Value Portfolio
         o    Value Portfolio

         Inactive Portfolios*:

          o    Balanced Plus Portfolio
          o    Growth Portfolio
          o    Investment Grade Credit Advisory Portfolio
          o    Mortgage Advisory Portfolio
          o    New York Municipal Portfolio
          o    Targeted Duration Portfolio
          o    Value II Portfolio

3.   The Universal Institutional Funds, Inc. ("Universal Funds")

     Active Portfolios:

          o    Core Plus Fixed Income Portfolio
          o    Emerging Markets Debt Portfolio
          o    Emerging Markets Equity Portfolio
          o    Equity and Income Portfolio
          o    Equity Growth Portfolio
          o    Global Franchise Portfolio
          o    Global Real Estate Portfolio
          o    Global Value Equity Portfolio
          o    High Yield Portfolio
          o    International Growth Equity Portfolio
          o    International Magnum Portfolio
          o    Mid-Cap Growth Portfolio
          o    Small Company Growth Portfolio
          o    U.S. Mid-Cap Value Portfolio
          o    U.S. Real Estate Portfolio
          o    Value Portfolio

     Inactive Portfolios*:

          o    Balanced Portfolio
          o    Capital Preservation Portfolio
          o    Core Equity Portfolio
          o    International Fixed Income Portfolio
          o    Investment Grade Fixed Income Portfolio

-----------------

                                       22

          o    Latin American Portfolio
          o    Multi-Asset Class Portfolio
          o    Targeted Duration Portfolio

4.   Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

          o    Government Portfolio
          o    Money Market Portfolio
          o    Prime Portfolio
          o    Tax-Exempt Portfolio
          o    Treasury Portfolio

     Inactive Portfolios*:

          o    Government Securities Portfolio
          o    Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.   Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.   Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.   Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.   Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.   Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10.  Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.  The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12   The Malaysia Fund, Inc. ("Malaysia Fund")
13.  The Thai Fund, Inc. ("Thai Fund")
14.  The Turkish Investment Fund, Inc. ("Turkish Investment")
15.  India Investment Fund ("India Investment")

CLOSED-END FUND OF HEDGE FUNDS

16.  Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION

MORGAN STANLEY RETAIL FUNDS

1.   Morgan Stanley American Franchise Fund

-----------------
* Have not commenced or have ceased operations

                                       23

FUNDS OF HEDGE FUNDS

1.   Morgan Stanley Absolute Return Fund
2.   Morgan Stanley Institutional Fund of Hedge Funds II

                                       24

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       25

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       26

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       27

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  September 21, 2006
                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       28

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Total Market
     Index Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       29

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: September 21, 2006
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial  Officer

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 21, 2006                        /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive
Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended July 31, 2006 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 21, 2006                        /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by
Morgan Stanley Total Market Index Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       32